Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AerSale Corp.
(a)(b)
................... 43,378 $ 703,591
Archer Aviation, Inc., Class A
(a)(b)
......... 302,115 564,955
Astra Space, Inc., Class A
(a)(b)
........... 331,606 143,851
Astronics Corp.
(b)
................... 52,401 539,730
Byrna Technologies, Inc.
(b)
............. 28,532 223,691
Cadre Holdings, Inc.
(a)
................ 39,776 801,089
Ducommun, Inc.
(b)
.................. 23,100 1,154,076
Innovative Solutions and Support, Inc.
(b)
.... 27,700 227,694
Momentus, Inc., Class A
(a)(b)
............ 116,171 90,602
National Presto Industries, Inc. .......... 10,701 732,590
Park Aerospace Corp. ................ 40,904 548,523
Redwire Corp.
(b)
.................... 41,969 83,099
Terran Orbital Corp.
(a)(b)
............... 85,628 135,292
V2X, Inc.
(b)
....................... 25,102 1,036,461
VirTra, Inc.
(a)(b)
..................... 22,412 104,888
7,090,132
Air Freight & Logistics — 0.1%
(b)
Air T, Inc.
(a)
....................... 2,176 54,596
Radiant Logistics, Inc. ............... 77,308 393,498
448,094
Airlines — 0.1%
(b)
Blade Air Mobility, Inc., Class A
(a)
........ 118,301 423,518
Mesa Air Group, Inc. ................. 72,846 111,454
Wheels Up Experience, Inc., Class A ...... 336,347 346,437
881,409
Auto Components — 0.5%
(b)
Cooper-Standard Holdings, Inc.
(a)
........ 35,015 317,236
Horizon Global Corp. ................ 52,380 20,366
Modine Manufacturing Co. ............. 103,514 2,055,788
Motorcar Parts of America, Inc. ......... 39,136 464,153
Spruce Power Holding Corp., Class A
(a)
.... 267,933 246,257
Stoneridge, Inc. .................... 54,968 1,185,110
Strattec Security Corp.
(a)
.............. 8,185 168,202
Superior Industries International, Inc. ..... 45,587 192,377
Sypris Solutions, Inc. ................ 27,567 55,685
4,705,174
Automobiles — 0.2%
(b)
Arcimoto, Inc.
(a)
.................... 3,127 10,319
AYRO, Inc.
(a)
...................... 75,033 28,715
Cenntro Electric Group Ltd.
(a)
........... 395,804 174,154
Faraday Future Intelligent Electric, Inc.
(a)
... 431,632 125,303
Lordstown Motors Corp., Class A
(a)
....... 368,454 420,038
Mullen Automotive, Inc.
(a)
.............. 702,956 201,045
Phoenix Motor, Inc. ................. 61 65
Volcon, Inc.
(a)
..................... 27,878 28,157
Workhorse Group, Inc.
(a)
.............. 316,918 481,715
1,469,511
Banks — 14.0%
ACNB Corp. ...................... 17,209 685,090
Affinity Bancshares, Inc.
(b)
............. 10,243 154,669
Amalgamated Financial Corp. .......... 36,812 848,148
Amerant Bancorp, Inc., Class A ......... 57,689 1,548,373
American National Bankshares, Inc. ...... 21,663 800,015
AmeriServ Financial, Inc. ............. 32,230 126,664
Ames National Corp. ................ 17,903 422,690
Arrow Financial Corp. ................ 29,581 1,002,796
Auburn National BanCorp, Inc. .......... 4,829 111,912
Bancorp, Inc. (The)
(b)
................ 112,345 3,188,351
Bank First Corp. ................... 16,080 1,492,546
Bank of Marin Bancorp ............... 32,704 1,075,308
Security
Shares
Shares Value
Banks (continued)
Bank of Princeton (The) .............. 10,835 $ 343,686
Bank of South Carolina Corp. ........... 7,927 130,003
Bank of the James Financial Group, Inc. ... 8,878 109,377
Bank7 Corp. ...................... 7,663 196,173
BankFinancial Corp. ................. 23,514 247,602
Bankwell Financial Group, Inc. .......... 11,922 350,864
Bar Harbor Bankshares .............. 30,843 988,210
BayCom Corp. .................... 25,592 485,736
Bayfirst Financial Corp.
(a)
.............. 7,263 121,437
BCB Bancorp, Inc. .................. 30,000 539,700
Blue Ridge Bankshares, Inc. ........... 35,362 441,671
Business First Bancshares, Inc.
(a)
........ 49,136 1,087,871
Byline Bancorp, Inc. ................. 51,313 1,178,660
C&F Financial Corp. ................. 6,843 398,742
California Bancorp
(b)
................. 15,786 375,391
Cambridge Bancorp ................. 14,262 1,184,602
Camden National Corp. .............. 30,035 1,252,159
Capital Bancorp, Inc. ................ 18,618 438,268
Capital City Bank Group, Inc. ........... 28,136 914,420
Capstar Financial Holdings, Inc.
(a)
........ 42,459 749,826
Carter Bankshares, Inc.
(b)
............. 49,753 825,402
CB Financial Services, Inc. ............ 9,584 205,385
Central Pacific Financial Corp. .......... 55,563 1,126,818
Central Valley Community Bancorp ....... 20,478 433,724
Chemung Financial Corp. ............. 7,218 331,090
ChoiceOne Financial Services, Inc. ....... 14,661 425,169
Citizens & Northern Corp. ............. 31,489 719,839
Citizens Community Bancorp, Inc. ....... 21,077 253,556
Citizens Holding Co. ................. 9,936 136,123
Civista Bancshares, Inc. .............. 32,016 704,672
CNB Financial Corp. ................. 41,974 998,561
Coastal Financial Corp.
(a)(b)
............ 21,771 1,034,558
Codorus Valley Bancorp, Inc. ........... 19,147 455,699
Colony Bankcorp, Inc. ............... 34,167 433,579
Community Financial Corp. (The) ........ 10,699 426,890
Community Trust Bancorp, Inc. ......... 32,624 1,498,420
Community West Bancshares .......... 14,619 218,846
ConnectOne Bancorp, Inc. ............ 77,580 1,878,212
CrossFirst Bankshares, Inc.
(a)(b)
......... 93,169 1,156,227
Dime Community Bancshares, Inc. ....... 68,103 2,167,718
Eagle Bancorp Montana, Inc. ........... 12,868 207,947
Emclaire Financial Corp. .............. 4,696 148,394
Enterprise Bancorp, Inc. .............. 19,484 687,785
Equity Bancshares, Inc., Class A
(a)
....... 31,704 1,035,770
Esquire Financial Holdings, Inc. ......... 14,453 625,237
Evans Bancorp, Inc. ................. 10,962 409,869
Farmers & Merchants Bancorp, Inc. ...... 26,358 716,410
Farmers National Banc Corp. ........... 65,704 927,740
Fidelity D&D Bancorp, Inc. ............. 9,769 460,511
Financial Institutions, Inc. ............. 31,532 768,120
Finward Bancorp ................... 7,652 277,002
Finwise Bancorp
(a)(b)
................. 20,520 190,015
First Bancorp, Inc. (The) .............. 20,301 607,812
First Bancshares, Inc. (The)
(a)
.......... 43,537 1,393,619
First Bank ........................ 32,247 443,719
First Business Financial Services, Inc. ..... 16,740 611,847
First Capital, Inc. ................... 6,984 173,902
First Community Bankshares, Inc. ....... 32,939 1,116,632
First Community Corp. ............... 15,483 338,923
First Financial Corp. ................. 23,142 1,066,383
First Financial Northwest, Inc. .......... 14,423 216,057
First Foundation, Inc. ................ 106,400 1,524,712
First Guaranty Bancshares, Inc. ......... 12,626 296,080
First Internet Bancorp ................ 18,071 438,764
First Mid Bancshares, Inc. ............. 38,903 1,248,008

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First National Corp. ................. 11,010 $ 188,601
First Northwest Bancorp .............. 17,027 261,535
First of Long Island Corp. (The) ......... 46,008 828,144
First Savings Financial Group, Inc. ....... 12,770 255,400
First United Corp. .................. 13,353 262,386
First US Bancshares, Inc. ............. 11,329 98,562
First Western Financial, Inc.
(a)(b)
......... 16,422 462,279
Five Star Bancorp
(a)
................. 26,274 715,704
Flushing Financial Corp. .............. 59,348 1,150,164
FNCB Bancorp, Inc. ................. 34,636 284,362
Franklin Financial Services Corp. ........ 8,741 315,550
FVCBankcorp, Inc.
(a)(b)
............... 25,175 480,087
German American Bancorp, Inc. ......... 57,833 2,157,171
Glen Burnie Bancorp ................ 5,605 44,840
Great Southern Bancorp, Inc. ........... 19,470 1,158,270
Guaranty Bancshares, Inc.
(a)
........... 16,983 588,291
Hanmi Financial Corp. ............... 62,121 1,537,495
Hanover Bancorp, Inc.
(a)
.............. 11,468 233,833
HarborOne Bancorp, Inc. ............. 91,379 1,270,168
Hawthorn Bancshares, Inc. ............ 12,602 274,346
HBT Financial, Inc. .................. 21,194 414,767
Heritage Commerce Corp. ............. 122,220 1,588,860
HomeStreet, Inc. ................... 36,623 1,010,062
HomeTrust Bancshares, Inc. ........... 29,688 717,559
Horizon Bancorp, Inc. ................ 84,134 1,268,741
Independent Bank Corp. .............. 41,738 998,373
Investar Holding Corp. ............... 19,169 412,709
John Marshall Bancorp, Inc. ........... 24,021 691,324
Lakeland Bancorp, Inc. ............... 129,953 2,288,472
Landmark Bancorp, Inc. .............. 9,163 207,359
LCNB Corp. ...................... 22,158 398,844
Limestone Bancorp, Inc. .............. 11,015 268,986
Macatawa Bank Corp. ............... 54,638 602,657
MainStreet Bancshares, Inc. ........... 14,424 396,516
Malvern Bancorp, Inc.
(a)(b)
............. 15,137 268,682
Mercantile Bank Corp. ............... 32,139 1,076,014
Meridian Corp. .................... 10,163 307,837
Metrocity Bankshares, Inc. ............ 38,971 842,943
Metropolitan Bank Holding Corp.
(b)
....... 21,522 1,262,696
Mid Penn Bancorp, Inc. ............... 29,918 896,642
Middlefield Banc Corp. ............... 11,579 317,265
Midland States Bancorp, Inc. ........... 44,191 1,176,364
MidWestOne Financial Group, Inc. ....... 29,530 937,577
MVB Financial Corp. ................ 21,376 470,700
National Bankshares, Inc. ............. 12,175 490,652
Nicolet Bankshares, Inc.
(a)(b)
............ 25,677 2,048,768
Northeast Bank .................... 13,655 574,875
Northrim BanCorp, Inc. ............... 11,537 629,574
Norwood Financial Corp. .............. 15,280 510,963
Oak Valley Bancorp ................. 14,162 320,769
Ohio Valley Banc Corp. ............... 9,098 240,369
Old Point Financial Corp. ............. 7,774 209,587
Old Second Bancorp, Inc. ............. 88,122 1,413,477
Orange County Bancorp, Inc. ........... 10,599 493,701
Origin Bancorp, Inc. ................. 46,971 1,723,836
Orrstown Financial Services, Inc. ........ 21,383 495,230
Parke Bancorp, Inc. ................. 20,986 435,250
Partners Bancorp ................... 20,760 183,934
Pathfinder Bancorp, Inc. .............. 7,046 134,860
PCB Bancorp ..................... 24,045 425,356
Peapack-Gladstone Financial Corp. ...... 35,724 1,329,647
Penns Woods Bancorp, Inc. ............ 14,275 380,001
Peoples Bancorp of North Carolina, Inc. ... 9,643 313,976
Peoples Bancorp, Inc. ............... 57,872 1,634,884
Peoples Financial Services Corp. ........ 14,605 757,123
Security
Shares
Shares Value
Banks (continued)
Plumas Bancorp ................... 11,301 $ 418,702
Preferred Bank .................... 22,900 1,708,798
Premier Financial Corp. .............. 74,017 1,996,238
Primis Financial Corp. ................ 46,252 548,086
Professional Holding Corp., Class A
(b)
..... 27,184 754,084
QCR Holdings, Inc.
(a)
................ 32,926 1,634,447
RBB Bancorp ..................... 30,526 636,467
Red River Bancshares, Inc. ............ 9,069 463,063
Republic Bancorp, Inc., Class A ......... 18,163 743,230
Republic First Bancorp, Inc.
(a)(b)
......... 117,336 252,272
Richmond Mutual BanCorp, Inc. ......... 22,337 290,604
Riverview Bancorp, Inc. .............. 43,075 330,816
Salisbury Bancorp, Inc. ............... 11,010 345,714
SB Financial Group, Inc. .............. 13,681 229,294
Shore Bancshares, Inc. ............... 37,144 647,420
Sierra Bancorp .................... 28,682 609,206
SmartFinancial, Inc. ................. 32,274 887,535
Sound Financial Bancorp, Inc. .......... 4,631 187,463
South Plains Financial, Inc.
(a)
........... 20,393 561,419
Southern First Bancshares, Inc.
(b)
........ 15,819 723,719
Southern States Bancshares, Inc. ........ 15,666 453,531
Stellar Bancorp, Inc. ................. 93,539 2,755,659
Summit Financial Group, Inc. ........... 23,150 576,203
Summit State Bank ................. 10,977 173,437
Third Coast Bancshares, Inc.
(b)
.......... 26,575 489,777
Union Bankshares, Inc.
(a)
.............. 8,496 198,891
United Bancorp, Inc. ................. 9,669 142,908
United Security Bancshares ............ 28,576 208,891
Unity Bancorp, Inc. .................. 14,636 400,002
Univest Financial Corp. ............... 59,967 1,566,938
USCB Financial Holdings, Inc., Class A
(b)
... 22,318 272,280
Village Bank and Trust Financial Corp.
(a)
... 1,206 65,450
Virginia National Bankshares Corp.
(a)
...... 9,898 362,861
Washington Trust Bancorp, Inc. ......... 35,742 1,686,308
West BanCorp, Inc. ................. 33,816 863,999
124,674,387
Beverages — 0.1%
(b)
Fresh Vine Wine, Inc.
(a)
............... 12,489 12,226
Splash Beverage Group, Inc.
(a)
.......... 55,535 53,391
Vintage Wine Estates, Inc.
(a)
........... 68,236 222,449
Vita Coco Co., Inc. (The) .............. 58,195 804,255
Willamette Valley Vineyards, Inc. ........ 9,233 55,306
Zevia PBC, Class A
(a)
................ 28,268 115,616
1,263,243
Biotechnology — 17.9%
(b)
180 Life Sciences Corp. .............. 3,368 11,418
2seventy bio, Inc. ................... 78,040 731,235
4D Molecular Therapeutics, Inc.
(a)
........ 62,637 1,391,168
89bio, Inc. ....................... 49,663 632,210
Aadi Bioscience, Inc. ................ 30,070 385,798
Absci Corp.
(a)
..................... 110,184 231,386
ABVC BioPharma, Inc. ............... 39,621 24,807
Actinium Pharmaceuticals, Inc.
(a)
........ 49,308 525,130
Acumen Pharmaceuticals, Inc.
(a)
......... 56,143 303,172
Acurx Pharmaceuticals, Inc.
(a)
.......... 14,389 57,268
Adicet Bio, Inc.
(a)
................... 63,276 565,687
ADMA Biologics, Inc. ................ 387,933 1,505,180
Adverum Biotechnologies, Inc. .......... 212,793 123,314
Aeglea BioTherapeutics, Inc. ........... 107,547 48,385
Aerovate Therapeutics, Inc.
(a)
........... 19,139 560,773
Affimed NV ....................... 301,431 373,774
Agenus, Inc.
(a)
..................... 635,564 1,525,354
AIM ImmunoTech, Inc.
(a)
.............. 98,124 30,605

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Akero Therapeutics, Inc.
(a)
............. 72,678 $ 3,982,754
Albireo Pharma, Inc.
(a)
................ 37,994 821,050
Aldeyra Therapeutics, Inc.
(a)
............ 99,575 693,042
Alector, Inc.
(a)
..................... 129,763 1,197,712
Aligos Therapeutics, Inc. .............. 63,448 60,460
Allakos, Inc. ...................... 80,979 681,843
Allovir, Inc.
(a)
...................... 64,829 332,573
Alpine Immune Sciences, Inc. .......... 47,167 346,677
Altimmune, Inc.
(a)
................... 102,079 1,679,200
ALX Oncology Holdings, Inc.
(a)
.......... 44,543 502,000
AnaptysBio, Inc.
(a)
.................. 42,278 1,310,195
Anavex Life Sciences Corp.
(a)
........... 144,247 1,335,727
Anika Therapeutics, Inc. .............. 30,427 900,639
Anixa Biosciences, Inc.
(a)
.............. 60,080 255,340
Annexon, Inc. ..................... 77,304 399,662
Annovis Bio, Inc.
(a)
.................. 11,668 156,701
Applied Molecular Transport, Inc. ........ 57,453 24,130
Applied Therapeutics, Inc. ............. 65,345 49,662
Aptinyx, Inc. ...................... 101,201 29,642
AquaBounty Technologies, Inc.
(a)
........ 136,157 104,024
Aravive, Inc. ...................... 42,508 56,111
Arbutus Biopharma Corp. ............. 237,065 552,361
ARCA biopharma, Inc.
(a)
.............. 29,037 68,527
Arcellx, Inc.
(a)
..................... 61,513 1,905,673
Arcturus Therapeutics Holdings, Inc.
(a)
..... 48,241 818,167
Armata Pharmaceuticals, Inc.
(a)
......... 22,551 27,963
ARS Pharmaceuticals, Inc. ............ 51,721 441,180
Assembly Biosciences, Inc.
(a)
........... 96,782 125,817
Astria Therapeutics, Inc. .............. 24,973 371,848
Atara Biotherapeutics, Inc.
(a)
........... 193,427 634,441
Atossa Therapeutics, Inc.
(a)
............ 249,191 131,697
Atreca, Inc., Class A
(a)
................ 58,389 46,746
aTyr Pharma, Inc.
(a)
................. 56,403 123,523
Aura Biosciences, Inc. ............... 37,999 398,989
AVEO Pharmaceuticals, Inc. ........... 64,025 957,174
Avid Bioservices, Inc.
(a)
............... 126,851 1,746,738
Avidity Biosciences, Inc. .............. 111,685 2,478,290
Avita Medical, Inc.
(a)
................. 51,031 336,805
Avrobio, Inc. ...................... 74,277 52,952
Axcella Health, Inc.
(a)
................ 45,926 15,041
Aziyo Biologics, Inc., Class A
(a)
.......... 9,137 38,832
Beyondspring, Inc.
(a)
................. 45,415 85,380
BioAtla, Inc.
(a)
..................... 82,122 677,506
Biomea Fusion, Inc. ................. 33,898 285,760
BioVie, Inc.
(a)
...................... 11,024 85,656
Bioxcel Therapeutics, Inc.
(a)
............ 39,920 857,482
Black Diamond Therapeutics, Inc.
(a)
...... 47,711 85,880
Blue Water Vaccines, Inc. ............. 8,263 9,089
Bluebird Bio, Inc.
(a)
.................. 173,228 1,198,738
Bolt Biotherapeutics, Inc.
(a)
............ 48,549 63,114
BrainStorm Cell Therapeutics, Inc.
(a)
...... 72,183 118,380
C4 Therapeutics, Inc. ................ 86,952 513,017
Cabaletta Bio, Inc.
(a)
................. 43,229 399,868
Candel Therapeutics, Inc. ............. 33,691 60,307
Capricor Therapeutics, Inc.
(a)
........... 47,124 181,899
Cardiff Oncology, Inc.
(a)
............... 82,078 114,909
Caribou Biosciences, Inc. ............. 117,072 735,212
Catalyst Pharmaceuticals, Inc. .......... 202,290 3,762,594
Celcuity, Inc.
(a)
..................... 21,242 297,600
Celldex Therapeutics, Inc.
(a)
............ 95,521 4,257,371
CEL-SCI Corp.
(a)
................... 72,771 171,012
Century Therapeutics, Inc. ............. 41,778 214,321
Checkpoint Therapeutics, Inc.
(a)
......... 15,025 76,778
Chimerix, Inc. ..................... 175,890 327,155
Chinook Therapeutics, Inc. ............ 105,791 2,771,724
Security
Shares
Shares Value
Biotechnology (continued)
Clene, Inc.
(a)
...................... 51,575 $ 51,575
Codiak Biosciences, Inc. .............. 35,476 14,105
Cogent Biosciences, Inc. .............. 133,622 1,544,670
Coherus Biosciences, Inc. ............. 153,736 1,217,589
Compass Therapeutics, Inc.
(a)
.......... 148,099 744,938
Concert Pharmaceuticals, Inc.
(a)
......... 95,962 560,418
ContraFect Corp. ................... 81,976 7,870
Corvus Pharmaceuticals, Inc. ........... 71,516 60,789
Crinetics Pharmaceuticals, Inc.
(a)
........ 109,792 2,009,194
CTI BioPharma Corp.
(a)
............... 208,955 1,255,820
Cue Biopharma, Inc. ................. 70,742 201,615
Cullinan Oncology, Inc. ............... 63,393 668,796
Curis, Inc. ........................ 180,164 99,090
Cyteir Therapeutics, Inc. .............. 52,656 86,882
CytomX Therapeutics, Inc.
(a)
........... 136,102 217,763
Day One Biopharmaceuticals, Inc.
(a)
...... 57,792 1,243,684
Decibel Therapeutics, Inc.
(a)
............ 28,798 59,036
Deciphera Pharmaceuticals, Inc. ........ 95,556 1,566,163
DermTech, Inc.
(a)
................... 53,847 95,309
Design Therapeutics, Inc.
(a)
............ 70,726 725,649
DiaMedica Therapeutics, Inc. ........... 51,986 82,138
Disc Medicine, Inc.
(a)
................. 4,494 89,394
Dyadic International, Inc.
(a)
............. 41,526 51,077
Dynavax Technologies Corp.
(a)
.......... 249,479 2,654,457
Dyne Therapeutics, Inc. .............. 65,892 763,688
Eagle Pharmaceuticals, Inc. ........... 21,357 624,265
eFFECTOR Therapeutics, Inc. .......... 32,221 13,778
Eiger BioPharmaceuticals, Inc. .......... 89,032 105,058
Eledon Pharmaceuticals, Inc. ........... 22,035 51,121
Elevation Oncology, Inc. .............. 27,983 26,519
Eliem Therapeutics, Inc.
(a)
............. 13,796 49,390
Enochian Biosciences, Inc.
(a)
........... 40,778 42,001
Entrada Therapeutics, Inc. ............. 40,454 546,938
Equillium, Inc.
(a)
.................... 40,305 44,335
Eterna Therapeutics, Inc.
(a)
............ 6,088 19,603
Evelo Biosciences, Inc.
(a)
.............. 63,092 101,578
Exagen, Inc.
(a)
..................... 19,945 47,868
Fennec Pharmaceuticals, Inc.
(a)
......... 36,841 353,674
Finch Therapeutics Group, Inc.
(a)
........ 56,681 27,207
Foghorn Therapeutics, Inc.
(a)
........... 41,569 265,210
Fortress Biotech, Inc.
(a)
............... 168,872 110,611
Frequency Therapeutics, Inc.
(a)
.......... 67,332 259,228
G1 Therapeutics, Inc.
(a)
............... 81,972 445,108
Gain Therapeutics, Inc.
(a)
.............. 21,227 66,440
Galectin Therapeutics, Inc.
(a)
........... 72,210 81,597
Galera Therapeutics, Inc. ............. 46,457 69,221
Gamida Cell Ltd.
(a)
.................. 119,616 154,305
Gelesis Holdings, Inc.
(a)
............... 36,348 10,555
Generation Bio Co.
(a)
................ 100,204 393,802
Genprex, Inc.
(a)
.................... 99,935 144,906
Geron Corp.
(a)
..................... 755,574 1,828,489
Gossamer Bio, Inc.
(a)
................ 128,775 279,442
Graphite Bio, Inc. ................... 57,647 191,388
Greenwich Lifesciences, Inc.
(a)
.......... 8,019 121,889
Gritstone bio, Inc. .................. 162,425 560,366
GT Biopharma, Inc.
(a)
................ 62,711 56,070
Harpoon Therapeutics, Inc. ............ 36,994 26,847
HCW Biologics, Inc.
(a)
................ 39,262 75,383
Heron Therapeutics, Inc.
(a)
............. 214,813 537,032
HilleVax, Inc.
(a)
..................... 36,380 608,637
Homology Medicines, Inc.
(a)
............ 86,379 108,838
Hookipa Pharma, Inc. ................ 103,239 83,624
Humacyte, Inc.
(a)
................... 122,179 257,798
Humanigen, Inc.
(a)
.................. 122,872 14,745
Icosavax, Inc.
(a)
.................... 46,003 365,264

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Ideaya Biosciences, Inc.
(a)
............. 92,130 $ 1,674,002
IGM Biosciences, Inc.
(a)
............... 21,978 373,846
Imago Biosciences, Inc. .............. 54,681 1,965,782
ImmuCell Corp.
(a)
................... 13,473 82,455
Immuneering Corp., Class A
(a)
.......... 42,405 205,664
Immunic, Inc.
(a)
.................... 51,185 71,659
ImmunoGen, Inc. ................... 446,599 2,215,131
Immunome, Inc.
(a)
.................. 21,345 46,959
Immunovant, Inc. ................... 92,729 1,645,940
Impel Pharmaceuticals, Inc.
(a)
........... 12,817 48,064
IN8bio, Inc.
(a)
...................... 29,568 68,302
Inhibrx, Inc. ....................... 67,765 1,669,730
Inmune Bio, Inc.
(a)
.................. 25,099 159,128
Inovio Pharmaceuticals, Inc.
(a)
.......... 514,166 802,099
Inozyme Pharma, Inc. ................ 36,699 38,534
Intercept Pharmaceuticals, Inc. ......... 50,786 628,223
Invivyd, Inc.
(a)
..................... 107,832 161,748
iTeos Therapeutics, Inc. .............. 49,113 959,177
Janux Therapeutics, Inc.
(a)
............. 35,572 468,483
Jasper Therapeutics, Inc.
(a)
............ 45,431 21,598
Jounce Therapeutics, Inc. ............. 90,572 100,535
KalVista Pharmaceuticals, Inc.
(a)
......... 50,843 343,699
Karyopharm Therapeutics, Inc.
(a)
........ 161,053 547,580
Keros Therapeutics, Inc. .............. 40,021 1,921,808
Kezar Life Sciences, Inc.
(a)
............. 109,494 770,838
Kiniksa Pharmaceuticals Ltd., Class A ..... 65,024 974,060
Kinnate Biopharma, Inc.
(a)
............. 60,114 366,695
Kodiak Sciences, Inc. ................ 69,520 497,763
Kronos Bio, Inc. .................... 85,316 138,212
Lantern Pharma, Inc.
(a)
............... 15,470 93,439
Larimar Therapeutics, Inc. ............. 57,722 238,392
Leap Therapeutics, Inc. .............. 153,885 69,248
Lexicon Pharmaceuticals, Inc.
(a)
......... 172,776 330,002
Lineage Cell Therapeutics, Inc.
(a)
........ 264,386 309,332
Longeveron, Inc., Class A
(a)
............ 8,962 28,858
Lumos Pharma, Inc.
(a)
................ 12,717 45,908
MacroGenics, Inc. .................. 125,824 844,279
Magenta Therapeutics, Inc. ............ 91,721 36,230
MAIA Biotechnology, Inc.
(a)
............ 3,660 12,847
MannKind Corp.
(a)
.................. 531,148 2,799,150
MediciNova, Inc. ................... 97,815 200,521
MeiraGTx Holdings plc ............... 62,322 406,339
Merrimack Pharmaceuticals, Inc.
(a)
....... 21,434 245,634
Mersana Therapeutics, Inc. ............ 191,891 1,124,481
MiMedx Group, Inc. ................. 235,507 654,709
MiNK Therapeutics, Inc.
(a)
............. 9,840 25,387
Mirum Pharmaceuticals, Inc.
(a)
.......... 38,455 749,872
Molecular Templates, Inc.
(a)
............ 82,795 27,157
Moleculin Biotech, Inc. ............... 55,344 58,665
Monte Rosa Therapeutics, Inc.
(a)
......... 62,157 473,015
Neoleukin Therapeutics, Inc.
(a)
.......... 71,066 36,173
NeuBase Therapeutics, Inc.
(a)
........... 59,491 11,315
NexImmune, Inc.
(a)
.................. 38,684 9,404
NextCure, Inc. ..................... 48,941 69,007
NightHawk Biosciences, Inc. ........... 50,875 40,959
Nkarta, Inc. ....................... 68,449 410,009
Nurix Therapeutics, Inc.
(a)
............. 96,853 1,063,446
Nuvalent, Inc., Class A
(a)
.............. 41,974 1,249,986
Nuvectis Pharma, Inc.
(a)
.............. 9,219 69,235
Nymox Pharmaceutical Corp.
(a)
......... 108,320 32,171
Ocugen, Inc.
(a)
..................... 451,635 587,125
Olema Pharmaceuticals, Inc. ........... 54,968 134,672
Omega Therapeutics, Inc.
(a)
............ 43,995 251,211
Oncocyte Corp.
(a)
................... 193,125 61,974
Oncternal Therapeutics, Inc.
(a)
.......... 103,154 103,154
Security
Shares
Shares Value
Biotechnology (continued)
Orgenesis, Inc. .................... 44,635 $ 87,038
ORIC Pharmaceuticals, Inc.
(a)
.......... 81,372 479,281
Outlook Therapeutics, Inc.
(a)
............ 243,572 263,058
Ovid therapeutics, Inc.
(a)
.............. 123,301 229,340
Pardes Biosciences, Inc.
(a)
............. 70,410 118,993
Passage Bio, Inc. ................... 91,415 126,153
PDS Biotechnology Corp.
(a)
............ 53,886 711,295
PepGen, Inc. ...................... 31,311 418,628
PharmaCyte Biotech, Inc.
(a)
............ 8,808 25,719
Pieris Pharmaceuticals, Inc.
(a)
.......... 138,591 144,135
PMV Pharmaceuticals, Inc.
(a)
........... 76,823 668,360
Point Biopharma Global, Inc. ........... 178,276 1,299,632
Portage Biotech, Inc.
(a)
............... 20,824 108,493
Poseida Therapeutics, Inc. ............ 81,264 430,699
Praxis Precision Medicines, Inc. ......... 80,379 191,302
Precigen, Inc.
(a)
.................... 209,729 318,788
Precision BioSciences, Inc. ............ 181,148 215,566
Prelude Therapeutics, Inc.
(a)
............ 24,101 145,570
Prometheus Biosciences, Inc. .......... 72,454 7,969,940
Protagonist Therapeutics, Inc. .......... 97,140 1,059,797
Protalix BioTherapeutics, Inc.
(a)
......... 93,591 128,220
Protara Therapeutics, Inc. ............. 20,235 54,230
Prothena Corp. plc
(a)
................. 76,417 4,604,124
Puma Biotechnology, Inc. ............. 73,720 311,836
Pyxis Oncology, Inc.
(a)
................ 62,841 84,207
Quince Therapeutics, Inc.
(a)
............ 52,945 33,747
Rallybio Corp. ..................... 38,402 252,301
RAPT Therapeutics, Inc. .............. 54,667 1,082,407
Reneo Pharmaceuticals, Inc. ........... 20,757 48,364
Replimune Group, Inc. ............... 84,483 2,297,938
Rezolute, Inc.
(a)
.................... 61,087 126,450
Rhythm Pharmaceuticals, Inc.
(a)
......... 106,594 3,104,017
Rigel Pharmaceuticals, Inc. ............ 360,230 540,345
Rocket Pharmaceuticals, Inc.
(a)
.......... 111,769 2,187,319
Rubius Therapeutics, Inc. ............. 96,089 16,537
SAB Biotherapeutics, Inc.
(a)
............ 51,456 30,354
Sangamo Therapeutics, Inc. ........... 279,228 876,776
Savara, Inc.
(a)
..................... 158,920 246,326
Scholar Rock Holding Corp.
(a)
.......... 86,362 781,576
SELLAS Life Sciences Group, Inc.
(a)
...... 43,616 102,934
Sensei Biotherapeutics, Inc. ........... 34,191 50,945
Sera Prognostics, Inc., Class A .......... 39,833 48,995
Seres Therapeutics, Inc.
(a)
............. 146,560 820,736
Shattuck Labs, Inc. ................. 70,132 161,304
Sigilon Therapeutics, Inc.
(a)
............ 50,152 17,553
Sorrento Therapeutics, Inc.
(a)
........... 961,814 852,167
Spero Therapeutics, Inc. .............. 63,853 110,466
Spruce Biosciences, Inc.
(a)
............. 24,737 27,211
SQZ Biotechnologies Co.
(a)
............ 51,831 38,355
Stoke Therapeutics, Inc.
(a)
............. 46,314 427,478
Summit Therapeutics, Inc.
(a)
............ 110,199 468,346
Surface Oncology, Inc.
(a)
.............. 104,791 85,929
Surrozen, Inc.
(a)
.................... 44,558 25,928
Sutro Biopharma, Inc. ................ 112,462 908,693
Synaptogenix, Inc.
(a)
................. 14,456 16,769
Syndax Pharmaceuticals, Inc. .......... 111,033 2,825,790
Synlogic, Inc. ..................... 125,320 95,243
Syros Pharmaceuticals, Inc.
(a)
.......... 23,071 82,825
Talaris Therapeutics, Inc. ............. 50,117 51,119
Tango Therapeutics, Inc.
(a)
............. 97,342 705,729
Taysha Gene Therapies, Inc. ........... 69,446 156,948
TCR2 Therapeutics, Inc.
(a)
............. 64,546 64,469
Tenaya Therapeutics, Inc.
(a)
............ 58,082 116,745
Tracon Pharmaceuticals, Inc.
(a)
.......... 34,312 51,125
TransCode Therapeutics, Inc. .......... 14,293 9,619

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
TScan Therapeutics, Inc.
(a)
............ 30,581 $ 49,847
Tyra Biosciences, Inc.
(a)
.............. 27,741 210,832
UNITY Biotechnology, Inc.
(a)
............ 23,503 64,398
UroGen Pharma Ltd.
(a)
............... 41,345 366,730
Vaccinex, Inc.
(a)
.................... 44,491 29,320
Vanda Pharmaceuticals, Inc. ........... 115,870 856,279
Vaxart, Inc.
(a)
...................... 262,777 252,502
VBI Vaccines, Inc. .................. 412,276 161,241
Vera Therapeutics, Inc., Class A ......... 29,836 577,327
Verastem, Inc.
(a)
.................... 439,166 176,764
Verve Therapeutics, Inc.
(a)
............. 97,228 1,881,362
Vigil Neuroscience, Inc.
(a)
............. 14,951 186,887
Viking Therapeutics, Inc. .............. 139,093 1,307,474
Vincerx Pharma, Inc. ................ 37,905 38,663
Viracta Therapeutics, Inc.
(a)
............ 56,656 82,718
Viridian Therapeutics, Inc. ............. 78,667 2,297,863
Virios Therapeutics, Inc.
(a)
............. 37,156 8,769
VistaGen Therapeutics, Inc. ............ 403,760 41,587
Vor BioPharma, Inc.
(a)
................ 40,891 271,925
Voyager Therapeutics, Inc.
(a)
........... 55,674 339,611
Werewolf Therapeutics, Inc.
(a)
.......... 12,574 25,777
X4 Pharmaceuticals, Inc.
(a)
............ 67,407 66,935
XBiotech, Inc. ..................... 31,610 110,951
Xilio Therapeutics, Inc.
(a)
.............. 43,284 116,434
XOMA Corp.
(a)
..................... 13,919 256,110
Y-mAbs Therapeutics, Inc. ............. 77,465 378,029
159,980,800
Building Products — 0.4%
Aeroclean Technologies, Inc.
(a)(b)
......... 5,845 18,295
Alpha Pro Tech Ltd.
(b)
................ 23,596 94,856
Caesarstone Ltd. ................... 46,904 267,822
Insteel Industries, Inc. ................ 39,074 1,075,316
Quanex Building Products Corp. ......... 69,115 1,636,643
View, Inc., Class A
(a)(b)
................ 239,920 231,499
3,324,431
Capital Markets — 1.3%
Ashford, Inc.
(b)
..................... 1,826 25,345
Associated Capital Group, Inc., Class A .... 3,619 151,962
Bakkt Holdings, Inc., Class A
(a)(b)
......... 122,058 145,249
Blucora, Inc.
(b)
..................... 99,403 2,537,759
Cowen, Inc., Class A
(a)
............... 55,916 2,159,476
Diamond Hill Investment Group, Inc. ...... 5,997 1,109,565
Donnelley Financial Solutions, Inc.
(b)
...... 52,721 2,037,667
Greenhill & Co., Inc. ................. 26,847 275,182
Hennessy Advisors, Inc. .............. 9,387 78,851
Heritage Global, Inc.
(a)(b)
.............. 68,450 160,857
MarketWise, Inc., Class A
(b)
............ 37,531 63,052
Marygold Cos., Inc. (The)
(a)(b)
........... 29,843 44,764
Oppenheimer Holdings, Inc., Class A, NVS . 16,463 696,879
Perella Weinberg Partners, Class A ....... 77,139 755,962
Safeguard Scientifics, Inc.
(a)(b)
........... 32,661 101,249
Sculptor Capital Management, Inc., Class A . 53,563 463,855
Siebert Financial Corp.
(a)(b)
............. 29,205 39,427
Silvercrest Asset Management Group, Inc.,
Class A ....................... 20,189 378,947
Value Line, Inc. .................... 2,040 103,795
Westwood Holdings Group, Inc. ......... 15,876 176,759
11,506,602
Chemicals — 1.4%
Advanced Emissions Solutions, Inc.
(b)
..... 35,402 86,027
AdvanSix, Inc. ..................... 55,769 2,120,337
AgroFresh Solutions, Inc.
(a)(b)
........... 64,861 191,989
American Vanguard Corp. ............. 58,522 1,270,513
Security
Shares
Shares Value
Chemicals (continued)
Aspen Aerogels, Inc.
(a)(b)
.............. 64,955 $ 765,819
Core Molding Technologies, Inc.
(a)(b)
....... 15,994 207,762
Danimer Scientific, Inc., Class A
(a)(b)
....... 187,704 335,990
Flexible Solutions International, Inc.
(a)(b)
.... 17,544 54,386
Flotek Industries, Inc.
(a)(b)
.............. 138,093 154,664
FutureFuel Corp.
(a)
.................. 53,251 432,931
Hawkins, Inc. ..................... 40,476 1,562,374
Intrepid Potash, Inc.
(a)(b)
............... 23,161 668,658
Koppers Holdings, Inc. ............... 42,098 1,187,164
Northern Technologies International Corp.
(a)
. 16,445 218,883
Origin Materials, Inc., Class A
(a)(b)
........ 219,299 1,010,968
Rayonier Advanced Materials, Inc.
(a)(b)
..... 128,909 1,237,526
Tredegar Corp. .................... 56,745 579,934
Valhi, Inc. ........................ 4,881 107,382
12,193,307
Commercial Services & Supplies — 2.0%
ACCO Brands Corp. ................. 192,047 1,073,543
Acme United Corp. .................. 4,749 104,003
Aqua Metals, Inc.
(a)(b)
................ 153,446 191,808
ARC Document Solutions, Inc. .......... 72,299 211,836
Aris Water Solution, Inc., Class A ........ 45,802 660,007
CECO Environmental Corp.
(b)
........... 61,427 717,467
Charah Solutions, Inc.
(a)(b)
............. 3,909 21,109
CompX International, Inc. ............. 3,240 59,875
Ennis, Inc. ....................... 52,663 1,167,012
Fuel Tech, Inc.
(b)
................... 49,739 63,169
GEO Group, Inc. (The)
(b)
.............. 241,293 2,642,158
Harsco Corp.
(b)
.................... 163,965 1,031,340
Heritage-Crystal Clean, Inc.
(b)
........... 32,732 1,063,135
Interface, Inc. ..................... 119,004 1,174,569
Kimball International, Inc., Class B ....... 75,482 490,633
Montrose Environmental Group, Inc.
(a)(b)
.... 57,344 2,545,500
NL Industries, Inc. .................. 17,889 121,824
Odyssey Marine Exploration, Inc.
(a)(b)
...... 27,844 108,035
Performant Financial Corp.
(a)(b)
.......... 141,065 509,245
Perma-Fix Environmental Services, Inc.
(b)
.. 26,160 92,345
Quad/Graphics, Inc., Class A
(b)
.......... 67,717 276,285
Quest Resource Holding Corp.
(a)(b)
....... 34,256 209,304
Shapeways Holdings, Inc.
(a)(b)
........... 34,481 18,751
SP Plus Corp.
(b)
.................... 41,793 1,451,053
Team, Inc.
(b)
...................... 5,931 31,138
Viad Corp.
(b)
...................... 42,423 1,034,697
Virco Mfg. Corp.
(a)(b)
................. 20,495 92,637
VSE Corp. ....................... 22,132 1,037,548
18,200,026
Communications Equipment — 1.5%
Airspan Networks Holdings, Inc.
(a)(b)
....... 72,638 95,156
Applied Optoelectronics, Inc.
(a)(b)
......... 58,670 110,886
Aviat Networks, Inc.
(b)
................ 22,665 706,921
BK Technologies Corp. ............... 28,787 95,573
CalAmp Corp.
(a)(b)
................... 76,405 342,294
Cambium Networks Corp.
(a)(b)
........... 23,976 519,560
Casa Systems, Inc.
(a)(b)
............... 74,779 204,147
Clearfield, Inc.
(a)(b)
................... 24,143 2,272,822
Comtech Telecommunications Corp. ...... 53,720 652,161
Digi International, Inc.
(a)(b)
............. 71,326 2,606,965
DZS, Inc.
(a)(b)
...................... 36,452 462,211
EMCORE Corp.
(a)(b)
................. 77,084 74,193
Franklin Wireless Corp.
(b)
............. 17,600 78,496
Genasys, Inc.
(a)(b)
................... 75,752 280,283
Harmonic, Inc.
(a)(b)
.................. 192,151 2,517,178
Inseego Corp.
(a)(b)
................... 184,328 155,296
KVH Industries, Inc.
(a)(b)
............... 38,621 394,707

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Lantronix, Inc.
(a)(b)
................... 56,898 $ 245,799
NETGEAR, Inc.
(b)
................... 59,107 1,070,428
Network-1 Technologies, Inc. ........... 35,909 79,000
Ondas Holdings, Inc.
(a)(b)
.............. 75,191 119,554
Optical Cable Corp.
(b)
................ 9,974 41,492
PCTEL, Inc.
(b)
..................... 36,383 156,447
Ribbon Communications, Inc.
(a)(b)
........ 150,661 420,344
TESSCO Technologies, Inc.
(b)
.......... 14,318 69,013
13,770,926
Construction & Engineering — 0.8%
Argan, Inc. ....................... 27,347 1,008,557
Bowman Consulting Group Ltd.
(b)
........ 18,338 400,685
Concrete Pumping Holdings, Inc.
(a)(b)
...... 54,107 316,526
Great Lakes Dredge & Dock Corp.
(b)
...... 136,428 811,746
IES Holdings, Inc.
(b)
................. 18,083 643,212
INNOVATE Corp.
(a)(b)
................. 95,198 178,020
iSun, Inc.
(a)(b)
...................... 24,315 32,339
Limbach Holdings, Inc.
(b)
.............. 19,658 204,640
Matrix Service Co.
(b)
................. 54,822 340,993
Northwest Pipe Co.
(b)
................ 20,397 687,379
Orbital Infrastructure Group, Inc.
(b)
....... 179,847 35,430
Orion Group Holdings, Inc.
(b)
........... 62,252 148,160
QualTek Services, Inc., Class A
(a)(b)
....... 25,267 11,062
Sterling Infrastructure, Inc.
(b)
........... 60,921 1,998,209
Tutor Perini Corp.
(b)
................. 87,803 662,913
Williams Industrial Services Group, Inc.
(a)(b)
.. 35,339 36,049
7,515,920
Construction Materials — 0.1%
Smith-Midland Corp.
(b)
............... 9,189 188,374
United States Lime & Minerals, Inc. ....... 4,230 595,415
783,789
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)(b)
........... 8,790 230,298
Consumer Portfolio Services, Inc.
(a)(b)
...... 20,384 180,398
Curo Group Holdings Corp. ............ 46,000 163,300
Elevate Credit, Inc.
(b)
................ 60,608 106,064
Enova International, Inc.
(b)
............. 64,219 2,464,083
EZCORP, Inc., Class A, NVS
(a)(b)
......... 103,959 847,266
Katapult Holdings, Inc.
(a)(b)
............. 108,492 103,794
Medallion Financial Corp. ............. 40,199 287,021
Moneylion, Inc., Class A
(a)(b)
............ 304,782 188,965
NerdWallet, Inc., Class A
(b)
............. 54,692 525,043
Nicholas Financial, Inc.
(b)
.............. 8,632 54,468
Oportun Financial Corp.
(b)
............. 58,811 324,049
OppFi, Inc., Class A
(b)
................ 31,556 64,690
Regional Management Corp. ........... 15,977 448,634
Sunlight Financial Holdings, Inc.
(a)(b)
...... 50,264 64,841
World Acceptance Corp.
(a)(b)
............ 8,093 533,652
6,586,566
Containers & Packaging — 0.3%
Cryptyde, Inc.
(b)
.................... 37,956 7,276
Myers Industries, Inc. ................ 75,749 1,683,900
Ranpak Holdings Corp., Class A
(a)(b)
...... 89,703 517,587
2,208,763
Distributors — 0.1%
AMCON Distributing Co. .............. 331 59,911
Educational Development Corp. ......... 13,885 43,877
Funko, Inc., Class A
(a)(b)
............... 66,165 721,860
Weyco Group, Inc. .................. 12,220 258,575
1,084,223
Security
Shares
Shares Value
Diversified Consumer Services — 0.8%
American Public Education, Inc.
(b)
........ 38,785 $ 476,668
Beachbody Co., Inc. (The), Class A
(a)(b)
.... 218,791 115,084
Carriage Services, Inc. ............... 27,731 763,712
Lincoln Educational Services Corp.
(a)(b)
..... 48,616 281,487
Nerdy, Inc., Class A
(a)(b)
............... 116,950 263,137
OneSpaWorld Holdings Ltd.
(a)(b)
......... 138,047 1,287,978
Perdoceo Education Corp.
(b)
........... 139,903 1,944,652
Regis Corp.
(a)(b)
.................... 91,135 111,185
Rover Group, Inc., Class A
(a)(b)
.......... 196,050 719,503
Universal Technical Institute, Inc.
(a)(b)
...... 69,043 463,969
WW International, Inc.
(b)
.............. 112,506 434,273
XWELL, Inc.
(a)(b)
.................... 196,371 71,263
6,932,911
Diversified Financial Services — 0.4%
Acacia Research Corp.
(a)(b)
............. 78,862 332,009
Alerus Financial Corp. ............... 31,637 738,724
A-Mark Precious Metals, Inc. ........... 38,211 1,327,068
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 57,228 927,094
SWK Holdings Corp.
(a)(b)
.............. 7,691 135,669
3,460,564
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)(b)
.................... 38,137 1,226,867
ATN International, Inc. ............... 22,826 1,034,246
Bandwidth, Inc., Class A
(b)
............. 48,397 1,110,711
Charge Enterprises, Inc.
(a)(b)
............ 268,047 332,378
Consolidated Communications Holdings, Inc.
(b)
154,768 554,070
IDT Corp., Class B
(b)
................. 32,376 912,032
Ooma, Inc.
(a)(b)
..................... 47,812 651,200
5,821,504
Electric Utilities — 0.1%
Genie Energy Ltd., Class B ............ 41,566 429,793
Via Renewables, Inc., Class A .......... 25,074 128,128
557,921
Electrical Equipment — 1.0%
Advent Technologies Holdings, Inc.
(a)(b)
.... 81,078 146,751
Allied Motion Technologies, Inc. ......... 27,890 970,851
American Superconductor Corp.
(a)(b)
...... 57,649 212,148
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 126,396 729,305
Beam Global
(a)(b)
................... 18,596 324,872
Blink Charging Co.
(a)(b)
................ 74,750 820,008
Broadwind, Inc.
(a)(b)
.................. 37,164 66,524
Capstone Green Energy Corp.
(a)(b)
........ 31,660 45,907
Energous Corp.
(a)(b)
.................. 159,959 133,726
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 103,644 153,393
Espey Mfg. & Electronics Corp.
(b)
........ 2,593 36,821
ESS Tech, Inc.
(a)(b)
.................. 168,347 409,083
Flux Power Holdings, Inc.
(a)(b)
........... 24,224 96,169
FTC Solar, Inc.
(a)(b)
.................. 89,423 239,654
Heliogen, Inc.
(b)
.................... 191,438 133,662
Ideal Power, Inc.
(a)(b)
................. 12,231 129,893
KULR Technology Group, Inc.
(a)(b)
........ 141,905 170,286
LSI Industries, Inc. .................. 54,804 670,801
Nuvve Holding Corp.
(a)(b)
.............. 42,376 28,392
Ocean Power Technologies, Inc.
(a)(b)
...... 110,463 49,719
Orion Energy Systems, Inc.
(b)
........... 60,451 110,021
Pioneer Power Solutions, Inc.
(b)
......... 11,155 29,895
Polar Power, Inc.
(b)
.................. 16,908 21,811
Powell Industries, Inc. ................ 19,077 671,129
Preformed Line Products Co. ........... 5,201 433,191
Sunworks, Inc.
(a)(b)
.................. 71,582 113,100
Thermon Group Holdings, Inc.
(b)
......... 69,143 1,388,391

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
TPI Composites, Inc.
(b)
............... 76,098 $ 771,634
Ultralife Corp.
(a)(b)
................... 20,199 77,968
Westwater Resources, Inc.
(b)
........... 97,078 76,692
9,261,797
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.
(a)(b)
................. 46,138 351,572
Aeva Technologies, Inc.
(b)
............. 198,863 270,454
AEye, Inc., Class A
(a)(b)
............... 212,248 102,006
Airgain, Inc.
(a)(b)
.................... 18,432 119,992
Akoustis Technologies, Inc.
(a)(b)
.......... 108,697 306,526
Arlo Technologies, Inc.
(a)(b)
............. 180,917 635,019
Bel Fuse, Inc., Class B, NVS ........... 21,325 702,019
Cepton, Inc.
(a)(b)
.................... 99,991 126,989
ClearSign Technologies Corp.
(b)
......... 54,226 29,065
Climb Global Solutions, Inc. ............ 8,558 269,834
Coda Octopus Group, Inc.
(a)(b)
.......... 13,083 89,749
CPS Technologies Corp.
(a)(b)
............ 27,546 74,099
CTS Corp.
(a)
...................... 66,183 2,608,934
Daktronics, Inc.
(a)(b)
.................. 78,100 220,242
Digital Ally, Inc.
(a)(b)
.................. 98,684 22,964
Evolv Technologies Holdings, Inc., Class A
(a)(b)
175,292 454,006
FARO Technologies, Inc.
(b)
............. 39,001 1,147,019
Focus Universal, Inc.
(a)(b)
.............. 37,408 239,785
Frequency Electronics, Inc.
(b)
........... 13,604 95,908
Identiv, Inc.
(a)(b)
..................... 45,459 329,123
Interlink Electronics, Inc.
(a)(b)
............ 2,751 20,633
Iteris, Inc.
(a)(b)
...................... 88,836 276,280
Key Tronic Corp.
(b)
.................. 20,983 90,856
Kimball Electronics, Inc.
(b)
............. 49,655 1,121,706
LGL Group, Inc. (The)
(a)(b)
............. 7,078 28,666
LightPath Technologies, Inc., Class A
(a)(b)
... 56,981 69,517
Luna Innovations, Inc.
(a)(b)
............. 66,522 584,728
MicroVision, Inc.
(a)(b)
................. 344,433 809,418
M-Tron Industries, Inc.
(a)(b)
............. 3,515 30,756
Napco Security Technologies, Inc.
(b)
...... 61,002 1,676,335
nLight, Inc.
(a)(b)
..................... 92,737 940,353
Nortech Systems, Inc.
(b)
.............. 2,107 26,338
Ouster, Inc., Class A
(b)
................ 303,215 261,675
Powerfleet, Inc.
(b)
................... 72,758 195,719
Red Cat Holdings, Inc.
(a)(b)
............. 67,715 63,652
Research Frontiers, Inc.
(b)
............. 64,336 123,525
RF Industries Ltd.
(b)
................. 19,888 101,429
Richardson Electronics Ltd. ............ 19,289 411,434
ScanSource, Inc.
(b)
.................. 52,380 1,530,544
SigmaTron International, Inc.
(a)(b)
......... 8,663 33,266
SmartRent, Inc., Class A
(b)
............. 253,100 615,033
Sono-Tek Corp.
(a)(b)
.................. 15,731 100,993
Velodyne Lidar, Inc.
(b)
................ 435,647 321,812
Vishay Precision Group, Inc.
(a)(b)
......... 25,931 1,002,233
Wireless Telecom Group, Inc.
(b)
......... 35,617 63,754
Wrap Technologies, Inc.
(a)(b)
............ 55,649 94,047
18,790,007
Energy Equipment & Services — 2.3%
Borr Drilling Ltd.
(a)(b)
................. 420,532 2,090,044
Bristow Group, Inc.
(b)
................ 48,752 1,322,642
Dawson Geophysical Co.
(a)(b)
........... 13,726 26,903
Diamond Offshore Drilling, Inc.
(b)
......... 211,373 2,198,279
DMC Global, Inc.
(b)
.................. 39,059 759,307
Energy Services of America Corp.
(b)
...... 19,217 49,772
ENGlobal Corp.
(a)(b)
.................. 58,296 44,894
Enservco Corp.
(b)
................... 17,501 28,527
Forum Energy Technologies, Inc.
(a)(b)
...... 9,298 274,291
Geospace Technologies Corp.
(a)(b)
........ 26,308 111,020
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Gulf Island Fabrication, Inc.
(b)
........... 28,380 $ 145,589
Helix Energy Solutions Group, Inc.
(b)
...... 297,509 2,195,616
Independence Contract Drilling, Inc.
(b)
..... 16,959 55,456
KLX Energy Services Holdings, Inc.
(a)(b)
.... 20,278 351,012
Mammoth Energy Services, Inc.
(b)
........ 39,708 343,474
National Energy Services Reunited Corp.
(b)
. 79,278 550,189
Natural Gas Services Group, Inc.
(a)(b)
...... 23,822 273,000
NCS Multistage Holdings, Inc.
(b)
......... 1,300 32,500
Newpark Resources, Inc.
(b)
............ 180,055 747,228
Nine Energy Service, Inc.
(a)(b)
........... 37,297 541,925
Oil States International, Inc.
(a)(b)
......... 131,394 980,199
Profire Energy, Inc.
(b)
................ 76,885 80,729
Ranger Energy Services, Inc.
(a)(b)
........ 23,120 254,551
SEACOR Marine Holdings, Inc.
(b)
........ 48,961 448,483
Select Energy Services, Inc., Class A ..... 149,049 1,377,213
Smart Sand, Inc.
(b)
.................. 46,083 82,489
Solaris Oilfield Infrastructure, Inc., Class A .. 65,919 654,576
Superior Drilling Products, Inc.
(a)(b)
........ 25,623 23,550
TETRA Technologies, Inc.
(a)(b)
........... 259,838 899,040
Tidewater, Inc.
(b)
................... 97,126 3,579,093
20,521,591
Entertainment — 0.2%
Chicken Soup For The Soul Entertainment,
Inc.
(b)
......................... 14,521 74,348
CuriosityStream, Inc., Class A
(a)(b)
........ 51,241 58,415
FG Group Holdings, Inc.
(a)(b)
............ 28,528 74,743
Gaia, Inc., Class A
(b)
................. 26,917 64,062
Golden Matrix Group, Inc.
(a)(b)
........... 15,789 40,104
Marcus Corp. (The)
(a)
................ 49,663 714,651
Playstudios, Inc., Class A
(a)(b)
........... 165,414 641,806
Reading International, Inc., Class A, NVS
(a)(b)
35,063 97,124
Reservoir Media, Inc.
(b)
............... 43,281 258,388
2,023,641
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alpine Income Property Trust, Inc. ....... 22,900 436,932
Ashford Hospitality Trust, Inc.
(a)(b)
........ 70,670 315,895
Bluerock Homes Trust, Inc., Class A, NVS
(b)
. 7,819 166,623
Braemar Hotels & Resorts, Inc.
(a)
........ 142,351 585,063
BRT Apartments Corp. ............... 24,914 489,311
CBL & Associates Properties, Inc. ........ 55,583 1,282,856
Chatham Lodging Trust ............... 99,364 1,219,196
City Office REIT, Inc. ................ 81,296 681,260
Clipper Realty, Inc. .................. 24,837 158,957
CorEnergy Infrastructure Trust, Inc. ....... 29,749 62,175
Creative Media & Community Trust Corp. ... 29,276 143,452
CTO Realty Growth, Inc. .............. 37,919 693,159
Diversified Healthcare Trust ............ 490,114 317,006
Farmland Partners, Inc. .............. 103,642 1,291,379
Franklin Street Properties Corp. ......... 206,018 562,429
Gladstone Commercial Corp. ........... 81,773 1,512,801
Gladstone Land Corp.
(a)
.............. 66,812 1,226,000
Global Medical REIT, Inc. ............. 126,960 1,203,581
Global Self Storage, Inc. .............. 20,575 100,406
Hersha Hospitality Trust, Class A ........ 65,479 557,881
Indus Realty Trust, Inc. ............... 11,151 707,977
Modiv, Inc., Class C
(a)
................ 15,850 190,200
NETSTREIT Corp. .................. 115,118 2,110,113
New York City REIT, Inc., Class A ........ 28,870 51,100
One Liberty Properties, Inc. ............ 34,061 756,835
Orion Office REIT, Inc. ............... 119,111 1,017,208
Plymouth Industrial REIT, Inc. .......... 78,647 1,508,449
Postal Realty Trust, Inc., Class A ........ 37,439 543,989
Power REIT
(b)
..................... 5,768 22,784

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Presidio Property Trust, Inc., Class A ...... 23,908 $ 23,908
Sotherly Hotels, Inc.
(b)
................ 32,463 58,758
UMH Properties, Inc. ................ 105,848 1,704,153
Universal Health Realty Income Trust ..... 26,750 1,276,778
Urstadt Biddle Properties, Inc., Class A .... 60,973 1,155,438
Whitestone REIT ................... 97,631 941,163
25,075,215
Food & Staples Retailing — 0.7%
Blue Apron Holdings, Inc., Class A
(a)(b)
..... 53,797 44,651
Chefs' Warehouse, Inc. (The)
(b)
......... 71,206 2,369,736
HF Foods Group, Inc.
(a)(b)
.............. 73,018 296,453
MedAvail Holdings, Inc.
(b)
............. 78,057 23,401
Natural Grocers by Vitamin Cottage, Inc. ... 19,019 173,834
Rite Aid Corp.
(a)(b)
................... 115,737 386,562
SpartanNash Co. ................... 72,808 2,201,714
Village Super Market, Inc., Class A ....... 17,468 406,830
5,903,181
Food Products — 0.9%
Alico, Inc. ........................ 13,007 310,477
AppHarvest, Inc.
(a)(b)
................. 157,220 89,207
Barfresh Food Group, Inc.
(a)(b)
........... 10,678 13,988
Benson Hill, Inc.
(a)(b)
................. 357,380 911,319
Better Choice Co., Inc.
(a)(b)
............. 48,040 25,893
Blue Star Foods Corp.
(a)(b)
............. 27,387 10,681
Bridgford Foods Corp.
(b)
.............. 3,618 43,344
Calavo Growers, Inc. ................ 36,017 1,058,900
Farmer Bros Co.
(a)(b)
................. 35,646 164,328
Lifecore Biomedical, Inc.
(b)
............. 54,662 354,210
Lifeway Foods, Inc.
(a)(b)
............... 9,210 51,115
Limoneira Co. ..................... 33,560 409,768
Local Bounti Corp.
(a)(b)
................ 134,754 187,308
MamaMancini's Holdings, Inc.
(b)
......... 32,063 57,553
Real Good Food Co., Inc. (The), Class A
(b)
.. 12,440 82,477
Rocky Mountain Chocolate Factory, Inc.
(b)
.. 9,321 53,130
S&W Seed Co.
(a)(b)
.................. 37,248 55,499
Seneca Foods Corp., Class A
(a)(b)
........ 10,660 649,727
SunOpta, Inc.
(b)
.................... 203,863 1,720,604
Tattooed Chef, Inc., Class A
(a)(b)
......... 104,228 128,200
Vital Farms, Inc.
(b)
.................. 62,348 930,232
Whole Earth Brands, Inc., Class A
(b)
...... 85,597 348,380
7,656,340
Gas Utilities — 0.0%
RGC Resources, Inc. ................ 17,159 378,356
Health Care Equipment & Supplies — 4.5%
Accelerate Diagnostics, Inc.
(a)(b)
......... 101,088 71,368
Accuray, Inc.
(a)(b)
.................... 185,739 388,195
Alphatec Holdings, Inc.
(b)
.............. 151,265 1,868,123
AngioDynamics, Inc.
(b)
............... 77,682 1,069,681
Apollo Endosurgery, Inc.
(b)
............. 75,985 757,570
Apyx Medical Corp.
(a)(b)
............... 63,968 149,685
Artivion, Inc.
(b)
..................... 81,291 985,247
AxoGen, Inc.
(b)
..................... 84,338 841,693
Beyond Air, Inc.
(a)(b)
.................. 55,190 358,183
Biomerica, Inc.
(a)(b)
.................. 21,420 71,757
Bioventus, Inc., Class A
(a)(b)
............ 66,990 174,844
Butterfly Network, Inc., Class A
(b)
........ 277,445 682,515
Cardiovascular Systems, Inc.
(b)
.......... 84,574 1,151,898
ClearPoint Neuro, Inc.
(a)(b)
............. 47,362 401,156
Co-Diagnostics, Inc.
(a)(b)
............... 68,975 173,817
Cutera, Inc.
(a)(b)
.................... 34,638 1,531,692
CVRx, Inc.
(a)(b)
..................... 19,852 364,284
CytoSorbents Corp.
(a)(b)
............... 85,036 131,806
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
DarioHealth Corp.
(a)(b)
................ 42,493 $ 181,870
Delcath Systems, Inc.
(a)(b)
............. 12,103 43,571
Eargo, Inc.
(b)
...................... 726,717 417,862
Electromed, Inc.
(a)(b)
................. 16,279 170,767
enVVeno Medical Corp.
(a)(b)
............ 17,842 90,994
FONAR Corp.
(a)(b)
................... 13,122 219,794
Hyperfine, Inc., Class A
(a)(b)
............ 99,547 83,620
Inogen, Inc.
(b)
..................... 47,983 945,745
Invacare Corp.
(a)(b)
.................. 68,472 28,758
iRadimed Corp. .................... 14,804 418,805
IRIDEX Corp.
(a)(b)
................... 30,690 61,687
Kewaunee Scientific Corp.
(a)(b)
.......... 5,399 83,954
KORU Medical Systems, Inc.
(b)
.......... 61,998 221,333
LeMaitre Vascular, Inc.
(a)
.............. 40,473 1,862,568
LENSAR, Inc.
(a)(b)
................... 19,040 56,358
Lucid Diagnostics, Inc.
(a)(b)
............. 17,093 23,247
Lucira Health, Inc.
(a)(b)
................ 38,198 4,244
Meridian Bioscience, Inc.
(b)
............ 89,692 2,978,671
Microbot Medical, Inc.
(b)
.............. 13,146 39,569
Milestone Scientific, Inc.
(a)(b)
............ 115,627 55,501
Minerva Surgical, Inc.
(a)(b)
.............. 31,392 7,013
Modular Medical, Inc.
(a)(b)
.............. 13,477 28,841
Nano-X Imaging Ltd.
(a)(b)
.............. 95,156 702,251
Nemaura Medical, Inc.
(b)
.............. 24,907 42,342
Neuronetics, Inc.
(b)
.................. 54,441 374,010
NeuroPace, Inc.
(b)
.................. 22,579 33,643
OraSure Technologies, Inc.
(b)
........... 149,826 722,161
Orthofix Medical, Inc.
(a)(b)
.............. 40,286 827,072
OrthoPediatrics Corp.
(a)(b)
.............. 31,422 1,248,396
Owlet, Inc., Class A
(a)(b)
............... 32,834 18,358
PAVmed, Inc.
(a)(b)
................... 165,233 79,312
Pro-Dex, Inc.
(a)(b)
................... 4,522 70,769
Pulmonx Corp.
(a)(b)
.................. 71,103 599,398
Pulse Biosciences, Inc.
(a)(b)
............. 31,042 85,986
Retractable Technologies, Inc.
(b)
......... 34,497 56,579
ReWalk Robotics Ltd.
(a)(b)
.............. 125,043 95,045
RxSight, Inc.
(b)
..................... 42,920 543,796
Sanara Medtech, Inc.
(a)(b)
.............. 7,065 321,458
SeaSpine Holdings Corp.
(a)(b)
........... 74,806 624,630
Semler Scientific, Inc.
(b)
............... 9,722 320,826
Senseonics Holdings, Inc.
(a)(b)
........... 979,229 1,008,606
Sensus Healthcare, Inc.
(a)(b)
............ 29,522 219,053
SI-BONE, Inc.
(a)(b)
................... 70,655 960,908
Sientra, Inc.
(a)(b)
.................... 213,096 43,237
Sight Sciences, Inc.
(a)(b)
............... 45,309 553,223
Sonendo, Inc.
(a)(b)
................... 39,658 112,232
Stereotaxis, Inc.
(a)(b)
................. 117,769 243,782
Strata Skin Sciences, Inc.
(a)(b)
........... 54,757 43,258
Surmodics, Inc.
(b)
................... 28,453 970,816
Tactile Systems Technology, Inc.
(b)
....... 41,102 471,851
Tela Bio, Inc.
(a)(b)
.................... 13,279 152,709
Tenon Medical, Inc.
(b)
................ 5,667 8,954
TransMedics Group, Inc.
(a)(b)
............ 63,610 3,926,009
UFP Technologies, Inc.
(a)(b)
............. 14,261 1,681,229
Utah Medical Products, Inc. ............ 7,165 720,297
Vapotherm, Inc.
(a)(b)
.................. 52,256 141,091
Venus Concept, Inc.
(b)
................ 60,522 19,367
Vicarious Surgical, Inc., Class A
(b)
........ 114,891 232,080
ViewRay, Inc.
(b)
.................... 309,030 1,384,454
Vivani Medical, Inc.
(a)(b)
............... 15,817 13,440
VolitionRX Ltd.
(a)(b)
.................. 78,041 189,640
Zimvie, Inc.
(b)
...................... 43,306 404,478
Zynex, Inc.
(a)
...................... 45,007 626,047
40,091,079

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services — 1.5%
Accolade, Inc.
(a)(b)
................... 136,221 $ 1,061,162
AirSculpt Technologies, Inc. ............ 26,382 97,613
Akumin, Inc.
(a)(b)
.................... 115,489 83,013
AlerisLife, Inc.
(b)
.................... 41,697 22,933
ATI Physical Therapy, Inc., Class A
(a)(b)
..... 161,488 49,254
Aveanna Healthcare Holdings, Inc.
(b)
...... 93,821 73,180
Biodesix, Inc.
(b)
.................... 34,449 79,233
CareMax, Inc., Class A
(b)
.............. 122,022 445,380
Castle Biosciences, Inc.
(a)(b)
............ 51,215 1,205,601
Cross Country Healthcare, Inc.
(b)
........ 74,580 1,981,591
Cryo-Cell International, Inc. ............ 11,161 47,211
DocGo, Inc.
(b)
..................... 171,102 1,209,691
Enzo Biochem, Inc.
(a)(b)
............... 87,513 125,144
Great Elm Group, Inc.
(b)
.............. 28,396 57,360
Hims & Hers Health, Inc., Class A
(b)
....... 253,332 1,623,858
InfuSystem Holdings, Inc.
(a)(b)
........... 37,554 325,969
Joint Corp. (The)
(a)(b)
................. 29,145 407,447
Novo Integrated Sciences, Inc.
(b)
......... 25,590 5,146
Oncology Institute, Inc. (The)
(b)
.......... 73,332 120,998
Pennant Group, Inc. (The)
(b)
............ 53,883 591,635
PetIQ, Inc., Class A
(b)
................ 56,595 521,806
Psychemedics Corp. ................ 9,497 46,915
Quipt Home Medical Corp.
(b)
........... 68,190 321,175
RadNet, Inc.
(a)(b)
.................... 103,839 1,955,288
Sema4 Holdings Corp., Class A
(b)
........ 332,793 87,791
Sonida Senior Living, Inc.
(a)(b)
........... 7,226 90,325
Talkspace, Inc.
(b)
................... 252,517 154,111
Viemed Healthcare, Inc.
(a)(b)
............ 73,569 556,182
Vivos Therapeutics, Inc.
(a)(b)
............ 42,661 17,150
13,364,162
Health Care Technology — 0.6%
Augmedix, Inc.
(a)(b)
.................. 31,952 49,845
Babylon Holdings Ltd., Class A
(b)
........ 9,207 62,147
Better Therapeutics, Inc.
(b)
............. 22,077 24,726
Biotricity, Inc.
(a)(b)
................... 55,856 25,163
CareCloud, Inc.
(b)
................... 21,092 59,269
Computer Programs & Systems, Inc.
(b)
..... 29,269 796,702
Forian, Inc.
(b)
...................... 38,980 106,415
HealthStream, Inc.
(b)
................. 50,453 1,253,253
iCAD, Inc.
(a)(b)
..................... 45,610 83,466
OptimizeRx Corp.
(b)
................. 34,890 586,152
Pear Therapeutics, Inc., Class A
(a)(b)
...... 144,628 170,661
Sharecare, Inc., Class A
(a)(b)
............ 617,450 987,920
Simulations Plus, Inc.
(a)
............... 32,362 1,183,478
Streamline Health Solutions, Inc.
(a)(b)
...... 75,708 119,619
Tabula Rasa HealthCare, Inc.
(a)(b)
........ 50,808 251,500
5,760,316
Hotels, Restaurants & Leisure — 2.2%
Allied Gaming & Entertainment, Inc.
(a)(b)
.... 44,627 46,858
Ark Restaurants Corp.
(a)
.............. 4,706 77,931
Biglari Holdings, Inc., Class B, NVS
(b)
..... 1,538 213,474
BJ's Restaurants, Inc.
(a)(b)
............. 47,335 1,248,697
Bluegreen Vacations Holding Corp. ....... 15,667 391,048
BurgerFi International, Inc.
(b)
........... 29,415 37,063
Canterbury Park Holding Corp. .......... 6,416 200,564
Carrols Restaurant Group, Inc.
(b)
......... 74,136 100,825
Century Casinos, Inc.
(a)(b)
.............. 57,238 402,383
Chuy's Holdings, Inc.
(a)(b)
.............. 37,412 1,058,760
Denny's Corp.
(b)
.................... 116,267 1,070,819
EBET, Inc.
(a)(b)
..................... 29,615 18,663
El Pollo Loco Holdings, Inc. ............ 40,401 402,394
F45 Training Holdings, Inc.
(a)(b)
.......... 76,322 217,518
FAT Brands, Inc., Class A ............. 9,110 44,366
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
FAT Brands, Inc., Class B ............. 14 $ 73
Fiesta Restaurant Group, Inc.
(b)
......... 35,696 262,366
First Watch Restaurant Group, Inc.
(b)
...... 31,484 425,979
Flanigan's Enterprises, Inc. ............ 1,714 44,358
Full House Resorts, Inc.
(b)
............. 68,623 516,045
GAN Ltd.
(b)
....................... 82,069 123,104
Golden Entertainment, Inc.
(b)
........... 41,840 1,564,816
Good Times Restaurants, Inc.
(a)(b)
........ 18,478 41,206
Inspirato, Inc., Class A
(b)
.............. 46,155 54,924
Inspired Entertainment, Inc.
(b)
........... 44,482 563,587
Kura Sushi USA, Inc., Class A
(a)(b)
........ 9,575 456,536
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 70,100 539,770
Lottery.com, Inc.
(a)(b)
................. 73,343 12,835
Monarch Casino & Resort, Inc.
(a)(b)
....... 27,685 2,128,700
Nathan's Famous, Inc.
(a)
.............. 5,908 397,077
NeoGames SA
(a)(b)
.................. 26,941 328,411
Noodles & Co., Class A
(b)
............. 85,074 467,056
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 47,625 300,038
PlayAGS, Inc.
(b)
.................... 59,639 304,159
Potbelly Corp.
(a)(b)
................... 54,000 300,780
RCI Hospitality Holdings, Inc. ........... 17,903 1,668,381
Red Robin Gourmet Burgers, Inc.
(b)
....... 32,664 182,265
Ruth's Hospitality Group, Inc. ........... 65,940 1,020,751
Sonder Holdings, Inc., Class A
(a)(b)
........ 393,578 488,037
Target Hospitality Corp.
(a)(b)
............ 61,025 923,918
Xponential Fitness, Inc., Class A
(a)(b)
...... 36,696 841,439
19,487,974
Household Durables — 1.0%
Aterian, Inc.
(a)(b)
.................... 136,363 105,040
Bassett Furniture Industries, Inc. ........ 17,978 312,458
Beazer Homes USA, Inc.
(b)
............ 61,073 779,292
Dixie Group, Inc. (The), Class A
(a)(b)
....... 33,870 27,130
Ethan Allen Interiors, Inc. ............. 46,901 1,239,124
Flexsteel Industries, Inc. .............. 9,980 153,692
Green Brick Partners, Inc.
(a)(b)
........... 56,485 1,368,632
Hamilton Beach Brands Holding Co., Class A
(a)
15,875 196,691
Harbor Custom Development, Inc.
(b)
...... 21,855 8,523
Hooker Furnishings Corp. ............. 24,220 452,914
Hovnanian Enterprises, Inc., Class A
(b)
..... 10,844 456,316
Koss Corp.
(a)(b)
..................... 8,259 40,304
Landsea Homes Corp.
(a)(b)
............. 19,603 102,132
Legacy Housing Corp.
(b)
.............. 18,210 345,262
Lifetime Brands, Inc. ................. 26,944 204,505
Live Ventures, Inc.
(b)
................. 3,041 95,183
Lovesac Co. (The)
(a)(b)
................ 29,075 639,941
Purple Innovation, Inc.
(a)(b)
............. 114,137 546,716
Traeger, Inc.
(a)(b)
.................... 69,504 196,001
Tupperware Brands Corp.
(b)
............ 91,009 376,777
Universal Electronics, Inc.
(b)
............ 25,259 525,640
VOXX International Corp., Class A
(a)(b)
..... 31,145 260,995
Vuzix Corp.
(a)(b)
.................... 122,616 446,322
8,879,590
Household Products — 0.0%
Oil-Dri Corp. of America .............. 10,167 341,001
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class A
(a)(b)
........... 90,497 590,040
Insurance — 1.3%
Ambac Financial Group, Inc.
(b)
.......... 92,090 1,606,050
Atlantic American Corp. .............. 11,426 26,394
Citizens, Inc., Class A
(a)(b)
............. 107,607 229,203
Crawford & Co., Class A, NVS .......... 32,387 180,072
Donegal Group, Inc., Class A ........... 32,297 458,617

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
eHealth, Inc.
(b)
..................... 51,668 $ 250,073
Greenlight Capital Re Ltd., Class A
(b)
...... 54,220 441,893
Hallmark Financial Services, Inc.
(b)
....... 28,125 16,431
HCI Group, Inc. .................... 13,047 516,531
Heritage Insurance Holdings, Inc. ........ 49,931 89,876
Hippo Holdings, Inc.
(a)(b)
............... 35,842 487,451
ICC Holdings, Inc.
(b)
................. 3,824 59,463
Investors Title Co. .................. 2,711 400,008
Kingstone Cos., Inc. ................. 20,696 27,940
Kingsway Financial Services, Inc.
(b)
....... 22,403 177,656
Maiden Holdings Ltd.
(a)(b)
.............. 144,603 305,112
MBIA, Inc.
(b)
...................... 100,250 1,288,212
Midwest Holding, Inc.
(b)
............... 5,992 76,338
National Western Life Group, Inc., Class A
(a)
. 4,738 1,331,378
NI Holdings, Inc.
(b)
.................. 17,981 238,608
Oxbridge Re Holdings Ltd.
(b)
........... 9,920 11,606
Root, Inc., Class A
(a)(b)
................ 16,344 73,385
Selectquote, Inc.
(b)
.................. 290,299 195,052
Tiptree, Inc. ...................... 51,703 715,570
Trean Insurance Group, Inc.
(b)
.......... 46,628 279,768
United Fire Group, Inc. ............... 44,300 1,212,048
United Insurance Holdings Corp. ........ 41,968 44,486
Universal Insurance Holdings, Inc. ....... 53,521 566,787
Vericity, Inc.
(b)
..................... 4,934 34,587
11,340,595
Interactive Media & Services — 0.8%
(b)
Arena Group Holdings, Inc. (The)
(a)
....... 23,919 253,780
Cars.com, Inc. ..................... 137,448 1,892,659
DHI Group, Inc. .................... 87,162 461,087
EverQuote, Inc., Class A .............. 41,613 613,376
fuboTV, Inc.
(a)
..................... 392,297 682,597
IZEA Worldwide, Inc.
(a)
............... 126,604 68,746
Leafly Holdings, Inc.
(a)
................ 59,386 38,714
Liberty TripAdvisor Holdings, Inc., Class A .. 157,968 105,775
Outbrain, Inc.
(a)
.................... 76,113 275,529
QuinStreet, Inc. .................... 105,845 1,518,876
Society Pass, Inc.
(a)
................. 6,820 6,752
Super League Gaming, Inc. ............ 54,087 18,389
Travelzoo
(a)
....................... 12,913 57,463
TrueCar, Inc.
(a)
..................... 182,382 457,779
Vinco Ventures, Inc.
(a)
................ 481,771 223,542
Wejo Group Ltd.
(a)
.................. 119,407 57,435
Zedge, Inc., Class B ................. 24,041 42,312
6,774,811
Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com, Inc., Class A
(b)
....... 56,163 536,918
1stdibs.com, Inc.
(b)
.................. 49,624 252,090
aka Brands Holding Corp.
(b)
............ 25,818 32,789
BARK, Inc.
(a)(b)
..................... 245,806 366,251
Boxed, Inc.
(b)
...................... 117,586 22,918
CarParts.com, Inc.
(a)(b)
................ 106,017 663,666
ContextLogic, Inc., Class A
(a)(b)
.......... 1,207,815 589,051
Duluth Holdings, Inc., Class B
(a)(b)
........ 27,835 172,020
Groupon, Inc.
(a)(b)
................... 45,187 387,705
iMedia Brands, Inc., Class A
(b)
.......... 41,344 26,460
iPower, Inc.
(a)(b)
.................... 29,724 11,310
Lands' End, Inc.
(b)
.................. 31,384 238,205
Liquidity Services, Inc.
(a)(b)
............. 50,969 716,624
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 35,947 90,227
PARTS iD, Inc., Class A
(a)(b)
............ 13,805 13,460
PetMed Express, Inc. ................ 42,130 745,701
Polished.com, Inc.
(a)(b)
................ 213,956 123,602
Porch Group, Inc.
(a)(b)
................ 170,740 320,991
Security
Shares
Shares Value
Internet & Direct Marketing Retail (continued)
Poshmark, Inc., Class A
(b)
............. 97,365 $ 1,740,886
Quotient Technology, Inc.
(b)
............ 137,601 471,972
RealReal, Inc. (The)
(a)(b)
............... 185,305 231,631
Rent the Runway, Inc., Class A
(a)(b)
....... 98,457 300,294
RumbleON, Inc., Class B
(a)(b)
........... 22,058 142,715
ThredUp, Inc., Class A
(a)(b)
............. 124,220 162,728
8,360,214
IT Services — 1.8%
AgileThought, Inc., Class A
(a)(b)
.......... 56,321 236,548
BM Technologies, Inc., Class A
(a)(b)
....... 19,062 99,313
Brightcove, Inc.
(b)
................... 87,229 456,208
Cantaloupe, Inc.
(b)
.................. 121,402 528,099
Cass Information Systems, Inc. ......... 28,065 1,285,938
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 95,550 243,652
Computer Task Group, Inc.
(a)(b)
.......... 29,421 222,423
Crexendo, Inc.
(a)
................... 16,733 31,793
CSP, Inc. ........................ 8,305 78,316
DecisionPoint Systems, Inc.
(b)
.......... 11,828 95,807
Edgio, Inc.
(a)(b)
..................... 289,400 327,022
Glimpse Group, Inc. (The)
(a)(b)
........... 20,363 61,700
Grid Dynamics Holdings, Inc., Class A
(b)
.... 111,890 1,255,406
Hackett Group, Inc. (The) ............. 55,835 1,137,359
I3 Verticals, Inc., Class A
(a)(b)
........... 45,620 1,110,391
IBEX Holdings Ltd.
(b)
................. 18,629 462,931
Information Services Group, Inc. ......... 72,801 334,885
Innodata, Inc.
(a)(b)
................... 51,512 152,733
International Money Express, Inc.
(a)(b)
...... 65,405 1,593,920
MoneyGram International, Inc.
(a)(b)
........ 195,090 2,124,530
OMNIQ Corp.
(a)(b)
................... 10,498 47,766
Paya Holdings, Inc., Class A
(b)
.......... 182,650 1,437,455
Paysign, Inc.
(a)(b)
.................... 67,376 173,830
PFSweb, Inc.
(a)
.................... 35,766 219,961
Priority Technology Holdings, Inc.
(b)
....... 36,914 194,168
Research Solutions, Inc.
(b)
............. 36,093 69,659
Ryvyl, Inc.
(a)(b)
..................... 42,948 19,704
StarTek, Inc.
(b)
..................... 35,043 131,411
Steel Connect, Inc.
(a)(b)
............... 80,703 115,405
Tucows, Inc., Class A
(a)(b)
.............. 20,654 700,584
Unisys Corp.
(b)
..................... 137,762 703,964
Usio, Inc.
(b)
....................... 40,687 65,099
WaveDancer, Inc.
(a)(b)
................ 33,702 16,180
WidePoint Corp.
(b)
.................. 18,470 33,617
15,767,777
Leisure Products — 0.5%
American Outdoor Brands, Inc.
(a)(b)
....... 28,035 280,911
AMMO, Inc.
(a)(b)
.................... 181,935 314,747
Clarus Corp.
(a)
..................... 59,257 464,575
Escalade, Inc. ..................... 20,720 210,929
JAKKS Pacific, Inc.
(b)
................ 12,122 212,014
Johnson Outdoors, Inc., Class A ......... 11,116 734,990
Marine Products Corp. ............... 17,479 205,728
MasterCraft Boat Holdings, Inc.
(b)
........ 36,731 950,231
Nautilus, Inc.
(a)(b)
................... 63,235 96,749
Smith & Wesson Brands, Inc. ........... 94,800 822,864
Solo Brands, Inc., Class A
(a)(b)
........... 46,680 173,650
4,467,388
Life Sciences Tools & Services — 0.8%
(b)
Akoya Biosciences, Inc. .............. 32,918 315,025
Alpha Teknova, Inc. ................. 13,307 75,051
Berkeley Lights, Inc. ................. 118,815 318,424
BioLife Solutions, Inc. ................ 70,338 1,280,152
Bionano Genomics, Inc.
(a)
............. 619,143 903,949
Champions Oncology, Inc. ............. 14,356 64,746

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
ChromaDex Corp.
(a)
................. 108,185 $ 181,751
Codexis, Inc. ...................... 127,588 594,560
Harvard Bioscience, Inc. .............. 81,949 226,999
Inotiv, Inc.
(a)
....................... 36,461 180,117
IsoPlexis Corp.
(a)
................... 36,748 56,959
MaxCyte, Inc. ..................... 181,609 991,585
Miromatrix Medical, Inc.
(a)
............. 34,497 103,146
Nautilus Biotechnology, Inc. ............ 100,257 180,463
Personalis, Inc.
(a)
................... 77,259 152,973
Quantum-Si, Inc., Class A
(a)
............ 190,580 348,761
Rapid Micro Biosystems, Inc., Class A
(a)
.... 45,254 51,137
Science 37 Holdings, Inc. ............. 132,502 55,015
Seer, Inc., Class A
(a)
................. 107,111 621,244
Singular Genomics Systems, Inc.
(a)
....... 117,936 237,051
Standard BioTools, Inc.
(a)
.............. 158,775 185,767
Telesis Bio, Inc.
(a)
................... 25,559 31,949
7,156,824
Machinery — 2.4%
Agrify Corp.
(b)
..................... 6,948 2,314
Berkshire Grey, Inc., Class A
(b)
.......... 103,598 62,563
Blue Bird Corp.
(a)(b)
.................. 36,221 387,927
CIRCOR International, Inc.
(b)
........... 38,569 924,113
Columbus McKinnon Corp. ............ 58,285 1,892,514
Commercial Vehicle Group, Inc.
(a)(b)
....... 66,337 451,755
Douglas Dynamics, Inc. .............. 46,700 1,688,672
Eastern Co. (The) .................. 11,011 212,292
Energy Recovery, Inc.
(a)(b)
............. 114,918 2,354,670
Fathom Digital Manufacturing C
(a)(b)
....... 19,188 25,328
FreightCar America, Inc.
(b)
............. 29,391 94,051
Gencor Industries, Inc.
(b)
.............. 21,842 220,604
Graham Corp.
(b)
.................... 21,029 202,299
Hurco Cos., Inc. .................... 13,127 343,009
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 93,171 144,415
Hyliion Holdings Corp., Class A
(a)(b)
....... 287,041 671,676
Hyster-Yale Materials Handling, Inc. ...... 22,623 572,588
Hyzon Motors, Inc., Class A
(a)(b)
......... 184,134 285,408
L B Foster Co., Class A
(b)
.............. 20,691 200,289
Lightning eMotors, Inc.
(b)
.............. 81,594 29,904
LS Starrett Co. (The), Class A
(b)
......... 12,294 90,484
Luxfer Holdings plc ................. 56,637 777,060
Manitex International, Inc.
(b)
............ 30,535 122,140
Manitowoc Co., Inc. (The)
(b)
............ 72,443 663,578
Markforged Holding Corp.
(b)
............ 232,457 269,650
Mayville Engineering Co., Inc.
(b)
......... 20,247 256,327
Miller Industries, Inc. ................ 23,137 616,832
NN, Inc.
(b)
........................ 89,170 133,755
Park-Ohio Holdings Corp. ............. 18,074 221,045
Perma-Pipe International Holdings, Inc.
(b)
... 16,154 152,655
REV Group, Inc. ................... 68,540 864,975
Sarcos Technology & Robotics Corp.
(b)
.... 231,056 129,692
Shyft Group, Inc. (The)
(a)
.............. 71,722 1,783,009
Titan International, Inc.
(b)
.............. 106,813 1,636,375
Twin Disc, Inc.
(b)
.................... 22,065 214,472
Urban-Gro, Inc.
(a)(b)
.................. 16,529 44,959
Velo3D, Inc.
(b)
..................... 119,493 213,892
Wabash National Corp. ............... 99,310 2,244,406
Xos, Inc.
(a)(b)
...................... 118,876 52,650
21,254,347
Marine — 0.4%
Eagle Bulk Shipping, Inc. ............. 28,015 1,399,069
Eneti, Inc. ........................ 46,234 464,652
Genco Shipping & Trading Ltd. .......... 75,973 1,166,945
Navios Maritime Holdings, Inc.
(b)
......... 38,455 67,296
Security
Shares
Shares Value
Marine (continued)
Pangaea Logistics Solutions Ltd.
(a)
....... 74,698 $ 384,695
Safe Bulkers, Inc. .................. 149,498 435,039
3,917,696
Media — 0.8%
AdTheorent Holding Co., Inc.
(a)(b)
......... 77,759 129,080
Audacy, Inc., Class A
(b)
............... 270,254 60,834
Beasley Broadcast Group, Inc., Class A
(b)
... 20,097 18,493
Boston Omaha Corp., Class A
(a)(b)
........ 45,358 1,201,987
Clear Channel Outdoor Holdings, Inc.
(b)
.... 769,853 808,346
comScore, Inc.
(a)(b)
.................. 165,124 191,544
Cumulus Media, Inc., Class A
(a)(b)
........ 36,166 224,591
Daily Journal Corp.
(b)
................ 2,523 632,037
DallasNews Corp. .................. 8,984 34,499
Digital Media Solutions, Inc., Class A
(b)
.... 11,310 15,155
Direct Digital Holdings, Inc., Class A
(b)
..... 5,965 14,614
Emerald Holding, Inc.
(a)(b)
.............. 44,491 157,498
Entravision Communications Corp., Class A . 123,990 595,152
Fluent, Inc.
(a)(b)
..................... 86,321 94,090
Gambling.com Group Ltd.
(b)
............ 18,651 170,657
Gannett Co., Inc.
(b)
.................. 300,596 610,210
Harte Hanks, Inc.
(b)
.................. 9,086 106,215
Innovid Corp.
(a)(b)
................... 159,559 272,846
Lee Enterprises, Inc.
(b)
............... 11,440 212,326
Loyalty Ventures, Inc.
(b)
............... 42,443 102,288
Marchex, Inc., Class B
(b)
.............. 43,462 68,235
National CineMedia, Inc. .............. 133,537 29,378
Saga Communications, Inc., Class A ...... 8,139 192,080
Salem Media Group, Inc., Class A
(b)
...... 27,468 28,841
Stran & Co., Inc.
(a)(b)
................. 18,553 23,748
Thryv Holdings, Inc.
(b)
................ 53,049 1,007,931
Townsquare Media, Inc., Class A
(b)
....... 24,117 174,848
Treasure Global, Inc.
(a)(b)
.............. 7,091 12,126
Urban One, Inc., Class A
(b)
............. 17,076 77,696
Urban One, Inc., Class D, NVS
(a)(b)
....... 22,747 85,529
7,352,874
Metals & Mining — 1.5%
5E Advanced Materials, Inc.
(a)(b)
......... 80,163 631,684
Ampco-Pittsburgh Corp.
(a)(b)
............ 30,650 76,932
Ascent Industries Co.
(b)
............... 15,372 133,275
Caledonia Mining Corp. plc
(a)
........... 25,944 321,706
Dakota Gold Corp.
(a)(b)
................ 109,401 333,673
Friedman Industries, Inc. .............. 15,048 147,320
Gatos Silver, Inc.
(a)(b)
................. 96,761 395,752
Gold Resource Corp. ................ 180,716 276,495
Haynes International, Inc.
(a)
............ 25,365 1,158,927
Hycroft Mining Holding Corp., Class A
(a)(b)
... 311,359 165,674
Idaho Strategic Resources, Inc.
(b)
........ 21,576 122,983
Ivanhoe Electric, Inc.
(a)(b)
.............. 29,921 363,540
Olympic Steel, Inc. .................. 19,876 667,436
Perpetua Resources Corp.
(a)(b)
.......... 67,936 198,373
Piedmont Lithium, Inc.
(a)(b)
............. 36,247 1,595,593
PolyMet Mining Corp.
(b)
............... 61,050 161,783
Ramaco Resources, Inc. .............. 46,497 408,709
Ryerson Holding Corp. ............... 40,271 1,218,600
Schnitzer Steel Industries, Inc., Class A .... 52,775 1,617,554
SunCoke Energy, Inc. ................ 173,960 1,501,275
TimkenSteel Corp.
(b)
................. 91,907 1,669,950
Universal Stainless & Alloy Products, Inc.
(b)
. 17,626 126,378
US Gold Corp.
(b)
................... 14,977 71,890
13,365,502
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
ACRES Commercial Realty Corp.
(b)
....... 17,317 143,038
AFC Gamma, Inc. .................. 34,084 536,141

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
AG Mortgage Investment Trust, Inc. ...... 44,349 $ 235,493
Angel Oak Mortgage, Inc. ............. 25,698 121,552
Ares Commercial Real Estate Corp. ...... 107,159 1,102,666
Arlington Asset Investment Corp., Class A
(b)
. 57,118 167,356
ARMOUR Residential REIT, Inc. ......... 273,663 1,540,723
Cherry Hill Mortgage Investment Corp. .... 43,724 253,599
Chicago Atlantic Real Estate Finance, Inc.
(a)
. 11,374 171,406
Dynex Capital, Inc. .................. 95,133 1,210,092
Ellington Financial, Inc. ............... 120,262 1,487,641
Ellington Residential Mortgage REIT ...... 27,636 189,583
Franklin BSP Realty Trust, Inc. .......... 173,212 2,234,435
Granite Point Mortgage Trust, Inc. ....... 107,895 578,317
Great Ajax Corp. ................... 44,729 324,285
Invesco Mortgage Capital, Inc. .......... 74,241 945,088
Lument Finance Trust, Inc. ............ 65,952 125,309
Manhattan Bridge Capital, Inc. .......... 18,809 101,381
Nexpoint Real Estate Finance, Inc. ....... 16,879 268,207
Orchid Island Capital, Inc.
(a)
............ 70,122 736,281
Sachem Capital Corp. ................ 78,904 260,383
Western Asset Mortgage Capital Corp. .... 12,441 113,338
12,846,314
Multi-Utilities — 0.2%
Unitil Corp. ....................... 33,005 1,695,137
Oil, Gas & Consumable Fuels — 4.2%
Adams Resources & Energy, Inc. ........ 5,061 196,974
Aemetis, Inc.
(a)(b)
................... 62,362 246,953
Alto Ingredients, Inc.
(b)
............... 149,211 429,728
American Resources Corp., Class A
(a)(b)
.... 115,923 153,018
Amplify Energy Corp.
(a)(b)
.............. 74,200 652,218
Ardmore Shipping Corp.
(b)
............. 85,262 1,228,625
Battalion Oil Corp.
(b)
................. 5,336 51,813
Berry Corp. ....................... 159,070 1,272,560
Centrus Energy Corp., Class A
(a)(b)
....... 21,693 704,589
Comstock, Inc.
(b)
................... 128,141 35,239
Dorian LPG Ltd. .................... 64,111 1,214,903
Ecoark Holdings, Inc.
(a)(b)
.............. 50,140 11,522
Empire Petroleum Corp.
(a)(b)
............ 21,416 263,417
Energy Fuels, Inc.
(a)(b)
................ 326,000 2,024,460
Epsilon Energy Ltd. ................. 29,447 195,234
Evolution Petroleum Corp. ............. 64,642 488,047
Gevo, Inc.
(a)(b)
..................... 410,891 780,693
Hallador Energy Co.
(b)
................ 44,735 446,903
Houston American Energy Corp.
(a)(b)
...... 19,356 66,585
International Seaways, Inc.
(a)
........... 101,541 3,759,048
Laredo Petroleum, Inc.
(a)(b)
............. 34,458 1,771,830
Lightbridge Corp.
(a)(b)
................. 22,239 86,510
Mexco Energy Corp.
(b)
............... 2,096 26,158
NACCO Industries, Inc., Class A ......... 8,400 319,200
NextDecade Corp.
(a)(b)
................ 75,466 372,802
Nordic American Tankers Ltd.
(a)
......... 428,418 1,310,959
Overseas Shipholding Group, Inc., Class A
(a)(b)
135,967 392,945
Par Pacific Holdings, Inc.
(b)
............ 102,107 2,373,988
PEDEVCO Corp.
(b)
.................. 56,131 61,744
PHX Minerals, Inc., Class A ............ 65,755 255,787
PrimeEnergy Resources Corp.
(b)
......... 1,718 149,243
REX American Resources Corp.
(b)
....... 33,067 1,053,515
Riley Exploration Permian, Inc. .......... 22,164 652,286
Ring Energy, Inc.
(a)(b)
................. 196,681 483,835
SandRidge Energy, Inc.
(b)
............. 64,685 1,101,586
SilverBow Resources, Inc.
(a)(b)
.......... 24,448 691,389
Sitio Royalties Corp., Class A
(a)
......... 147,712 4,261,491
Stabilis Solutions, Inc.
(a)(b)
............. 7,045 36,493
Teekay Corp.
(b)
.................... 144,022 653,860
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Teekay Tankers Ltd., Class A
(b)
.......... 47,721 $ 1,470,284
Uranium Energy Corp.
(a)(b)
............. 736,471 2,857,507
Ur-Energy, Inc.
(a)(b)
.................. 434,567 499,752
US Energy Corp. ................... 10,012 23,028
VAALCO Energy, Inc.
(a)
............... 221,822 1,011,508
Vertex Energy, Inc.
(a)(b)
............... 112,889 699,912
W&T Offshore, Inc.
(a)(b)
............... 195,854 1,092,865
37,933,006
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(b)
............. 34,904 1,319,720
Glatfelter Corp. .................... 92,337 256,697
1,576,417
Personal Products — 0.2%
Honest Co., Inc. (The)
(a)(b)
............. 136,736 411,575
LifeMD, Inc.
(b)
..................... 43,549 84,485
Lifevantage Corp. .................. 26,787 99,648
Mannatech, Inc. .................... 2,225 39,828
Natural Alternatives International, Inc.
(b)
.... 10,372 87,021
Natural Health Trends Corp. ........... 14,413 49,004
Nature's Sunshine Products, Inc.
(b)
....... 27,648 230,031
Thorne HealthTech, Inc.
(a)(b)
............ 29,435 106,849
United-Guardian, Inc. ................ 6,837 71,105
Upexi, Inc.
(a)(b)
..................... 15,580 46,740
Veru, Inc.
(a)(b)
...................... 135,652 716,243
Zivo Bioscience, Inc.
(b)
............... 14,138 34,638
1,977,167
Pharmaceuticals — 4.2%
Acer Therapeutics, Inc.
(b)
.............. 23,422 58,789
Aclaris Therapeutics, Inc.
(b)
............ 134,929 2,125,132
Adial Pharmaceuticals, Inc.
(b)
........... 31,405 6,689
Alimera Sciences, Inc.
(b)
.............. 12,047 32,647
Amylyx Pharmaceuticals, Inc.
(b)
......... 105,140 3,884,923
AN2 Therapeutics, Inc.
(a)(b)
............. 23,110 220,238
Anebulo Pharmaceuticals, Inc.
(a)(b)
........ 6,691 16,058
Angion Biomedica Corp.
(b)
............. 49,257 39,977
ANI Pharmaceuticals, Inc.
(b)
............ 26,510 1,066,497
Aquestive Therapeutics, Inc.
(a)(b)
......... 57,816 52,156
Assertio Holdings, Inc.
(a)(b)
............. 100,365 431,570
Atea Pharmaceuticals, Inc.
(b)
........... 158,712 763,405
Athira Pharma, Inc.
(a)(b)
............... 70,446 223,314
Biofrontera, Inc.
(a)(b)
................. 26,119 23,941
Cara Therapeutics, Inc.
(a)(b)
............ 93,498 1,004,169
CinCor Pharma, Inc.
(b)
................ 51,782 636,401
Citius Pharmaceuticals, Inc.
(a)(b)
......... 257,205 203,192
Clearside Biomedical, Inc.
(b)
............ 110,949 124,263
Clever Leaves Holdings, Inc.
(a)(b)
......... 76,883 23,749
Cognition Therapeutics, Inc.
(b)
.......... 31,070 65,247
Collegium Pharmaceutical, Inc.
(a)(b)
....... 70,193 1,628,478
CorMedix, Inc.
(a)(b)
.................. 85,974 362,810
Cumberland Pharmaceuticals, Inc.
(b)
...... 19,004 42,759
Cymabay Therapeutics, Inc.
(a)(b)
......... 176,980 1,109,665
Dare Bioscience, Inc.
(a)(b)
.............. 170,923 141,866
DICE Therapeutics, Inc.
(a)(b)
............ 73,904 2,305,805
Edgewise Therapeutics, Inc.
(a)(b)
......... 79,010 706,349
Esperion Therapeutics, Inc.
(b)
........... 153,854 958,510
Eton Pharmaceuticals, Inc.
(a)(b)
.......... 42,302 118,446
Evolus, Inc.
(b)
..................... 73,396 551,204
Eyenovia, Inc.
(a)(b)
................... 55,747 90,868
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 54,250 189,875
Fulcrum Therapeutics, Inc.
(b)
........... 90,772 660,820
Harrow Health, Inc.
(a)(b)
............... 47,727 704,451
Hepion Pharmaceuticals, Inc.
(a)(b)
........ 156,450 46,951
Ikena Oncology, Inc.
(a)(b)
.............. 50,243 133,646

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
IMARA, Inc.
(a)(b)
.................... 35,860 $ 146,667
Journey Medical Corp.
(a)(b)
............. 7,764 14,907
KemPharm, Inc.
(a)(b)
................. 71,984 330,407
Landos Biopharma, Inc.
(b)
............. 22,957 11,481
Lipocine, Inc.
(a)(b)
................... 175,604 67,432
Liquidia Corp.
(a)(b)
................... 99,556 634,172
Longboard Pharmaceuticals, Inc.
(b)
....... 18,126 57,278
Lyra Therapeutics, Inc.
(a)(b)
............. 35,011 109,935
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 99,889 397,558
MediWound Ltd.
(b)
.................. 6,154 83,017
MyMD Pharmaceuticals, Inc.
(b)
.......... 77,198 88,778
Novan, Inc.
(a)(b)
..................... 39,851 58,182
NRX Pharmaceuticals, Inc.
(a)(b)
.......... 75,166 83,434
Nutriband, Inc.
(a)(b)
.................. 10,613 38,419
Ocular Therapeutix, Inc.
(a)(b)
............ 159,064 446,970
Ocuphire Pharma, Inc.
(a)(b)
............. 40,928 144,476
Omeros Corp.
(a)(b)
................... 125,159 282,859
Opiant Pharmaceuticals, Inc.
(a)(b)
......... 10,096 204,747
Optinose, Inc.
(a)(b)
................... 117,391 217,173
Oramed Pharmaceuticals, Inc.
(a)(b)
........ 79,370 954,821
Paratek Pharmaceuticals, Inc.
(a)(b)
........ 109,383 204,546
Phathom Pharmaceuticals, Inc.
(b)
........ 51,189 574,341
Phibro Animal Health Corp., Class A ...... 42,301 567,256
Pliant Therapeutics, Inc.
(b)
............. 66,543 1,286,276
PLx Pharma, Inc.
(a)(b)
................. 53,451 8,771
Processa Pharmaceuticals, Inc.
(a)(b)
....... 26,064 28,670
ProPhase Labs, Inc. ................. 27,411 263,968
Provention Bio, Inc.
(a)(b)
............... 131,617 1,391,192
Rain Oncology, Inc.
(a)(b)
............... 16,207 129,656
Relmada Therapeutics, Inc.
(b)
........... 57,203 199,638
RVL Pharmaceuticals plc
(a)(b)
........... 86,451 96,825
Satsuma Pharmaceuticals, Inc.
(b)
........ 43,320 38,988
scPharmaceuticals, Inc.
(a)(b)
............ 35,097 251,646
SCYNEXIS, Inc.
(a)(b)
................. 67,675 105,573
SIGA Technologies, Inc. .............. 98,322 723,650
Societal CDMO, Inc.
(a)(b)
.............. 111,982 166,853
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 38,360 562,358
Terns Pharmaceuticals, Inc.
(a)(b)
......... 43,835 446,240
TFF Pharmaceuticals, Inc.
(b)
............ 42,554 44,682
Theravance Biopharma, Inc.
(b)
.......... 135,812 1,523,811
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 35,932 178,941
Third Harmonic Bio, Inc.
(a)(b)
............ 26,220 112,746
Trevi Therapeutics, Inc.
(b)
............. 65,461 126,340
Tricida, Inc.
(a)(b)
.................... 70,210 10,735
Ventyx Biosciences, Inc.
(b)
............. 51,869 1,700,785
Verrica Pharmaceuticals, Inc.
(b)
.......... 39,276 108,009
WaVe Life Sciences Ltd.
(b)
............. 138,158 967,106
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 278,953 371,007
Zynerba Pharmaceuticals, Inc.
(b)
......... 87,491 46,370
37,364,552
Professional Services — 1.3%
Atlas Technical Consultants, Inc.
(a)(b)
...... 39,191 201,834
Barrett Business Services, Inc. .......... 14,290 1,332,971
BGSF, Inc. ....................... 20,410 312,681
BlackSky Technology, Inc., Class A
(a)(b)
..... 175,414 270,138
CRA International, Inc. ............... 14,500 1,775,235
DLH Holdings Corp.
(a)(b)
............... 11,124 131,986
Forrester Research, Inc.
(b)
............. 23,530 841,433
Franklin Covey Co.
(b)
................ 25,201 1,178,651
Heidrick & Struggles International, Inc. .... 40,486 1,132,393
HireQuest, Inc.
(a)
................... 11,094 175,396
Hudson Global, Inc.
(b)
................ 5,458 123,514
Kelly Services, Inc., Class A, NVS ....... 69,933 1,181,868
Mastech Digital, Inc.
(a)(b)
............... 8,200 90,282
Security
Shares
Shares Value
Professional Services (continued)
Mistras Group, Inc.
(a)(b)
............... 42,314 $ 208,608
RCM Technologies, Inc.
(a)(b)
............ 14,967 184,693
Red Violet, Inc.
(a)(b)
.................. 20,343 468,296
Resources Connection, Inc. ............ 66,521 1,222,656
Skillsoft Corp., Class A
(b)
.............. 168,323 218,820
Spire Global, Inc., Class A
(b)
............ 264,564 253,981
Where Food Comes From, Inc.
(b)
........ 5,514 77,031
Willdan Group, Inc.
(a)(b)
............... 24,137 430,845
11,813,312
Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA
(a)(b)
...... 11,212 106,066
American Realty Investors, Inc.
(b)
........ 3,002 77,001
AMREP Corp.
(b)
.................... 5,542 64,010
Comstock Holding Cos., Inc., Class A
(b)
.... 4,956 21,113
Doma Holdings, Inc.
(b)
................ 291,378 131,965
Douglas Elliman, Inc. ................ 157,237 639,955
Fathom Holdings, Inc.
(a)(b)
............. 18,234 77,494
Forestar Group, Inc.
(a)(b)
............... 37,889 583,869
FRP Holdings, Inc.
(b)
................. 13,970 752,424
InterGroup Corp. (The)
(b)
.............. 863 40,561
JW Mays, Inc.
(a)(b)
................... 928 44,321
Maui Land & Pineapple Co., Inc.
(a)(b)
...... 14,925 140,594
Rafael Holdings, Inc., Class B
(a)(b)
........ 27,944 52,255
RE/MAX Holdings, Inc., Class A ......... 37,111 691,749
Stratus Properties, Inc. ............... 12,492 240,971
Tejon Ranch Co.
(b)
.................. 43,386 817,392
Transcontinental Realty Investors, Inc.
(b)
... 2,532 111,864
Trinity Place Holdings, Inc.
(a)(b)
.......... 40,722 30,130
4,623,734
Road & Rail — 0.3%
Bird Global, Inc., Class A
(b)
............ 373,818 67,362
Covenant Logistics Group, Inc., Class A .... 19,434 671,833
Daseke, Inc.
(b)
..................... 84,116 478,620
Helbiz, Inc., Class A
(b)
................ 118,246 15,431
PAM Transportation Services, Inc.
(b)
...... 13,891 359,777
Universal Logistics Holdings, Inc. ........ 14,944 499,727
US Xpress Enterprises, Inc., Class A
(a)(b)
... 57,403 103,900
Yellow Corp.
(a)(b)
.................... 107,248 269,193
2,465,843
Semiconductors & Semiconductor Equipment — 2.3%
ACM Research, Inc., Class A
(a)(b)
......... 100,079 771,609
Aehr Test Systems
(a)(b)
................ 52,727 1,059,813
Alpha & Omega Semiconductor Ltd.
(b)
..... 45,970 1,313,363
Amtech Systems, Inc.
(a)(b)
............. 23,982 182,263
Atomera, Inc.
(a)(b)
................... 42,992 267,410
AXT, Inc.
(b)
....................... 86,323 378,095
CEVA, Inc.
(b)
...................... 47,351 1,211,239
CVD Equipment Corp.
(a)(b)
............. 13,227 72,881
Everspin Technologies, Inc.
(a)(b)
.......... 38,470 213,893
GSI Technology, Inc.
(b)
............... 38,267 66,202
Ichor Holdings Ltd.
(a)(b)
................ 58,560 1,570,579
Impinj, Inc.
(a)(b)
..................... 44,729 4,883,512
indie Semiconductor, Inc., Class A
(a)(b)
..... 212,976 1,241,650
inTEST Corp.
(b)
.................... 22,606 232,842
Kopin Corp.
(b)
..................... 184,108 228,294
NVE Corp. ....................... 9,930 642,967
PDF Solutions, Inc.
(b)
................ 62,553 1,784,011
Peraso, Inc.
(a)(b)
.................... 26,605 19,422
Photronics, Inc.
(b)
................... 124,676 2,098,297
Pixelworks, Inc.
(a)(b)
.................. 109,245 193,364
QuickLogic Corp.
(a)(b)
................. 25,156 129,302
Rigetti Computing, Inc.
(a)(b)
............. 163,428 119,172
Rockley Photonics Holdings Ltd.
(a)(b)
...... 214,810 30,095

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SkyWater Technology, Inc.
(a)(b)
.......... 22,902 $ 162,833
SMART Global Holdings, Inc.
(a)(b)
........ 100,197 1,490,931
Transphorm, Inc.
(b)
.................. 47,320 257,421
20,621,460
Software — 2.5%
A10 Networks, Inc. .................. 133,338 2,217,411
Agilysys, Inc.
(b)
.................... 41,330 3,270,856
American Software, Inc., Class A ........ 65,073 955,272
Applied Digital Corp.
(a)(b)
.............. 140,257 258,073
Arteris, Inc.
(b)
...................... 35,881 154,288
Asure Software, Inc.
(a)(b)
............... 39,227 366,380
AudioEye, Inc.
(b)
.................... 15,628 59,386
authID, Inc.
(a)(b)
.................... 46,476 27,281
Avaya Holdings Corp.
(a)(b)
.............. 181,549 35,584
AvePoint, Inc., Class A
(a)(b)
............. 271,469 1,115,738
Aware, Inc.
(a)(b)
..................... 29,743 50,861
Benefitfocus, Inc.
(a)(b)
................. 54,075 565,624
Bit Digital, Inc.
(a)(b)
................... 170,059 102,035
Blackboxstocks, Inc.
(a)(b)
.............. 12,780 3,962
Blend Labs, Inc., Class A
(b)
............ 390,119 561,771
BTCS, Inc.
(a)(b)
..................... 12,527 7,892
Cipher Mining, Inc.
(a)(b)
................ 84,989 47,594
Cleanspark, Inc.
(a)(b)
................. 97,165 198,217
CoreCard Corp.
(a)(b)
................. 14,623 423,628
Couchbase, Inc.
(a)(b)
................. 59,030 782,738
CYNGN, Inc.
(b)
..................... 15,185 10,277
DatChat, Inc.
(a)(b)
................... 33,744 8,331
Digimarc Corp.
(a)(b)
.................. 28,538 527,668
eGain Corp.
(b)
..................... 44,336 400,354
Greenidge Generation Holdings, Inc.
(a)(b)
... 24,959 7,216
GSE Systems, Inc.
(a)(b)
............... 41,982 28,548
Intellicheck, Inc.
(a)(b)
................. 36,953 73,906
Intrusion, Inc.
(a)(b)
................... 38,482 121,603
IronNet, Inc.
(b)
..................... 133,344 30,669
Issuer Direct Corp.
(a)(b)
................ 5,605 140,349
Kaleyra, Inc.
(b)
..................... 60,741 45,865
Kaltura, Inc.
(a)(b)
.................... 143,046 246,039
Latch, Inc.
(b)
...................... 231,964 164,671
LiveVox Holdings, Inc., Class A
(a)(b)
....... 48,245 143,288
Marin Software, Inc.
(a)(b)
............... 29,951 29,951
Mind CTI Ltd. ..................... 35,645 74,854
Mitek Systems, Inc.
(b)
................ 88,122 853,902
NetSol Technologies, Inc.
(a)(b)
........... 22,476 64,057
NextNav, Inc.
(a)(b)
................... 138,237 405,034
ON24, Inc.
(b)
...................... 86,771 748,834
OneSpan, Inc.
(a)(b)
................... 82,721 925,648
Park City Group, Inc.
(a)
............... 23,858 118,097
Phunware, Inc.
(a)(b)
.................. 197,510 152,734
Quantum Computing, Inc.
(a)(b)
........... 52,650 79,501
Rekor Systems, Inc.
(a)(b)
............... 96,530 115,836
Rimini Street, Inc.
(b)
................. 102,797 391,657
SAITECH Global Corp., Class A
(a)(b)
....... 4,561 9,168
SeaChange International, Inc.
(a)(b)
........ 97,522 45,943
ShotSpotter, Inc.
(a)(b)
................. 18,639 630,557
Smith Micro Software, Inc.
(a)(b)
.......... 101,986 214,171
Soluna Holdings, Inc.
(a)(b)
.............. 19,012 5,133
SRAX, Inc., NVS
(b)
.................. 49,878 2,993
SRAX, Inc., Class A
(a)(b)
............... 41,666 63,749
Stronghold Digital Mining, Inc., Class A
(a)(b)
.. 41,502 19,884
Synchronoss Technologies, Inc.
(a)(b)
....... 162,875 100,673
T Stamp, Inc., Class A
(a)(b)
............. 27,435 14,047
Telos Corp.
(a)(b)
..................... 111,808 569,103
Terawulf, Inc.
(a)(b)
................... 48,266 32,126
Upland Software, Inc.
(b)
............... 61,723 440,085
Security
Shares
Shares Value
Software (continued)
UserTesting, Inc.
(a)(b)
................. 99,258 $ 745,428
Veritone, Inc.
(a)(b)
................... 65,151 345,300
Viant Technology, Inc., Class A
(b)
......... 30,707 123,442
VirnetX Holding Corp.
(a)(b)
.............. 133,334 173,334
Weave Communications, Inc.
(b)
......... 65,792 301,327
WM Technology, Inc., Class A
(a)(b)
........ 158,268 159,851
Yext, Inc.
(b)
....................... 237,706 1,552,220
22,662,014
Specialty Retail — 2.5%
Aaron's Co., Inc. (The) ............... 63,229 755,587
America's Car-Mart, Inc.
(a)(b)
............ 12,285 887,714
Barnes & Noble Education, Inc.
(a)(b)
....... 93,293 163,263
Big 5 Sporting Goods Corp.
(a)
........... 44,274 390,939
Build-A-Bear Workshop, Inc.
(b)
.......... 28,237 673,170
Caleres, Inc.
(a)
..................... 73,572 1,639,184
Cato Corp. (The), Class A ............. 38,149 355,930
Chico's FAS, Inc.
(b)
.................. 254,063 1,249,990
Children's Place, Inc. (The)
(b)
........... 26,440 962,945
Citi Trends, Inc.
(a)(b)
.................. 16,918 447,989
Conn's, Inc.
(a)(b)
.................... 27,368 188,292
Container Store Group, Inc. (The)
(b)
....... 67,619 291,438
Destination XL Group, Inc.
(b)
........... 119,824 808,812
Envela Corp.
(a)(b)
................... 15,760 82,898
Express, Inc.
(a)(b)
................... 131,617 134,249
Genesco, Inc.
(a)(b)
................... 25,998 1,196,428
GrowGeneration Corp.
(b)
.............. 119,826 469,718
Haverty Furniture Cos., Inc. ............ 30,393 908,751
Hibbett, Inc. ...................... 26,385 1,799,985
J Jill, Inc.
(b)
....................... 8,483 210,378
JOANN, Inc.
(a)
..................... 24,425 69,611
Kirkland's, Inc.
(a)(b)
.................. 21,464 70,831
Lazydays Holdings, Inc.
(a)(b)
............ 20,067 239,600
LL Flooring Holdings, Inc.
(a)(b)
........... 60,046 337,458
MarineMax, Inc.
(b)
................... 43,880 1,369,934
OneWater Marine, Inc., Class A
(b)
........ 23,534 673,072
Party City Holdco, Inc.
(a)(b)
............. 231,714 84,691
Shift Technologies, Inc., Class A
(a)(b)
....... 265,518 39,536
Shoe Carnival, Inc. .................. 36,024 861,334
Sportsman's Warehouse Holdings, Inc.
(b)
... 80,444 756,978
Tile Shop Holdings, Inc.
(b)
............. 64,749 283,601
Tilly's, Inc., Class A
(b)
................ 47,196 427,124
Torrid Holdings, Inc.
(b)
................ 29,289 86,695
TravelCenters of America, Inc.
(b)
......... 26,352 1,180,043
Volta, Inc., Class A
(a)(b)
................ 264,645 94,055
Vroom, Inc.
(a)(b)
..................... 265,738 271,053
Winmark Corp. .................... 5,874 1,385,265
Zumiez, Inc.
(a)(b)
.................... 32,660 710,028
22,558,569
Technology Hardware, Storage & Peripherals — 0.5%
(b)
AstroNova, Inc. .................... 13,744 176,198
Avid Technology, Inc.
(a)
............... 72,286 1,922,085
Boxlight Corp., Class A ............... 129,416 40,223
CompoSecure, Inc., Class A ........... 16,875 82,856
CPI Card Group, Inc.
(a)
............... 8,630 311,370
Diebold Nixdorf, Inc.
(a)
................ 149,443 212,209
Eastman Kodak Co.
(a)
................ 118,943 362,776
Immersion Corp. ................... 69,551 488,944
Intevac, Inc. ...................... 51,922 335,935
Movano, Inc.
(a)
..................... 51,234 66,604
One Stop Systems, Inc.
(a)
............. 30,991 93,283
Quantum Corp. .................... 151,130 164,732
TransAct Technologies, Inc.
(a)
........... 18,733 116,519

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Turtle Beach Corp.
(a)
................. 32,075 $ 229,978
4,603,712
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc., Class A
(a)(b)
.............. 201,522 487,683
Charles & Colvard Ltd.
(a)(b)
............. 57,613 46,955
Crown Crafts, Inc. .................. 18,418 98,352
Culp, Inc. ........................ 25,080 115,117
Delta Apparel, Inc.
(a)(b)
................ 13,848 146,927
Fossil Group, Inc.
(b)
................. 98,464 424,380
Jerash Holdings US, Inc. .............. 7,750 30,070
Lakeland Industries, Inc.
(a)(b)
............ 15,148 201,469
Movado Group, Inc. ................. 32,245 1,039,901
PLBY Group, Inc.
(a)(b)
................ 83,721 230,233
Rocky Brands, Inc. .................. 14,520 342,962
Superior Group of Cos., Inc. ........... 25,021 251,711
Unifi, Inc.
(b)
....................... 30,053 258,756
Vera Bradley, Inc.
(a)(b)
................ 55,556 251,669
Vince Holding Corp.
(a)(b)
............... 6,490 50,817
3,977,002
Thrifts & Mortgage Finance — 2.1%
1895 Bancorp of Wisconsin, Inc.
(a)(b)
...... 11,842 118,894
Blue Foundry Bancorp
(b)
.............. 53,507 687,565
Bogota Financial Corp.
(a)(b)
............. 11,888 132,908
Bridgewater Bancshares, Inc.
(a)(b)
........ 42,463 753,294
Broadway Financial Corp.
(a)(b)
........... 79,636 80,432
Carver Bancorp, Inc.
(a)(b)
.............. 8,660 35,593
Catalyst Bancorp, Inc.
(a)(b)
............. 9,882 126,490
CF Bankshares, Inc. ................. 9,374 198,541
CFSB Bancorp, Inc.
(a)(b)
............... 5,748 46,501
Cincinnati Bancorp, Inc. .............. 4,662 71,329
Cullman Bancorp, Inc.
(a)
.............. 11,756 135,076
ECB Bancorp, Inc.
(a)(b)
................ 17,172 275,611
ESSA Bancorp, Inc. ................. 18,244 380,752
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 19,020 2,143,744
FFBW, Inc.
(b)
...................... 10,372 120,834
Finance of America Cos., Inc., Class A
(b)
... 80,152 101,793
First Seacoast Bancorp
(a)(b)
............ 6,056 58,077
FS Bancorp, Inc. ................... 13,936 466,020
Greene County Bancorp, Inc. ........... 7,011 402,572
Hingham Institution for Savings (The) ..... 3,037 838,090
HMN Financial, Inc. ................. 7,706 164,138
Home Bancorp, Inc. ................. 15,195 608,256
Home Federal Bancorp, Inc. of Louisiana ... 4,730 84,383
Home Point Capital, Inc. .............. 18,138 24,849
HV Bancorp, Inc.
(b)
.................. 3,406 96,867
Income Opportunity Realty Investors, Inc.
(b)
. 1,685 20,237
Kentucky First Federal Bancorp ......... 7,180 48,680
Lake Shore Bancorp, Inc. ............. 4,022 48,566
Luther Burbank Corp. ................ 30,987 344,266
Magyar Bancorp, Inc. ................ 14,109 180,877
Merchants Bancorp ................. 32,839 798,644
Mid-Southern Bancorp, Inc. ............ 5,867 76,388
Northeast Community Bancorp, Inc., NVS
(a)
. 31,204 465,564
Northfield Bancorp, Inc. .............. 88,595 1,393,599
NSTS Bancorp, Inc.
(a)(b)
............... 10,129 102,607
Oconee Federal Financial Corp. ......... 1,931 47,889
Ocwen Financial Corp.
(a)(b)
............. 15,418 471,482
OP Bancorp ...................... 24,942 278,353
PB Bankshares, Inc.
(a)(b)
.............. 4,589 62,319
Pioneer Bancorp, Inc.
(b)
............... 23,933 272,836
Ponce Financial Group, Inc.
(b)
.......... 42,947 400,266
Provident Bancorp, Inc. ............... 30,451 221,683
Security
Shares
Shares Value
Thrifts & Mortgage Finance (continued)
Provident Financial Holdings, Inc. ........ 12,328 $ 169,757
Rhinebeck Bancorp, Inc.
(a)(b)
............ 7,900 71,969
Security National Financial Corp., Class A
(b)
. 22,203 162,082
Southern Missouri Bancorp, Inc.
(a)
........ 16,415 752,299
Sterling Bancorp, Inc.
(a)(b)
.............. 36,600 222,894
TC Bancshares, Inc. ................. 9,314 138,406
Territorial Bancorp, Inc. ............... 15,772 378,686
Texas Community Bancshares, Inc.
(a)(b)
.... 5,238 80,403
Timberland Bancorp, Inc. ............. 15,758 537,821
TrustCo Bank Corp. ................. 35,866 1,348,203
Velocity Financial, Inc.
(b)
.............. 17,805 171,818
Waterstone Financial, Inc. ............. 39,499 680,963
Western New England Bancorp, Inc. ...... 41,488 392,476
William Penn Bancorp
(a)
.............. 26,378 319,701
18,814,343
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 337,328 310,510
Turning Point Brands, Inc. ............. 30,901 668,389
978,899
Trading Companies & Distributors — 0.9%
Alta Equipment Group, Inc., Class A ...... 43,128 568,858
BlueLinx Holdings, Inc.
(b)
.............. 18,290 1,300,602
Distribution Solutions Group, Inc.
(a)(b)
...... 10,391 383,012
DXP Enterprises, Inc.
(b)
............... 31,674 872,619
EVI Industries, Inc.
(a)(b)
............... 9,275 221,394
Hudson Technologies, Inc.
(b)
........... 90,037 911,175
Karat Packaging, Inc. ................ 11,741 168,718
Mega Matrix Corp.
(b)
................. 31,640 55,686
Titan Machinery, Inc.
(b)
............... 42,040 1,670,249
Transcat, Inc.
(a)(b)
................... 14,863 1,053,341
Willis Lease Finance Corp.
(b)
........... 5,949 351,051
7,556,705
Water Utilities — 0.4%
Artesian Resources Corp., Class A, NVS ... 17,151 1,004,706
Cadiz, Inc.
(a)(b)
..................... 65,293 163,232
Consolidated Water Co. Ltd. ........... 30,233 447,448
Global Water Resources, Inc. ........... 28,265 375,359
Pure Cycle Corp.
(a)(b)
................. 40,646 425,970
York Water Co. (The) ................ 29,612 1,331,948
3,748,663
Wireless Telecommunication Services — 0.1%
FingerMotion, Inc.
(a)(b)
................ 55,783 156,750
KORE Group Holdings, Inc.
(a)(b)
.......... 87,832 110,668
Spok Holdings, Inc. ................. 38,240 313,186
SurgePays, Inc.
(a)(b)
................. 14,211 93,224
673,828
Total Common Stocks — 99.7%
(Cost: $1,068,265,047) ........................... 890,833,198
Rights
Biotechnology — 0.0%
(b)(c)
Contra Aduro Biotech I, CVR ........... 33,109 84,063
Disc Medicine, Inc., CVR .............. 44,944 1
OncoMed Pharmaceuticals, Inc., CVR ..... 60,904 14,331
Oncternal Therapeutics, Inc., CVR
(a)
...... 1,634 1,675
100,070
Communication Services — 0.0%
Contra Communications, CVR
(b)(c)
........ 4,194 —

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.0%
PLBY Group, Inc.(Expires 01/17/23, Strike
Price USD 3.50)
(a)(b)
............... 86,122 $ 1
Total Rights — 0.0%
(Cost: $3,348) ................................. 100,071
Total Long-Term Investments — 99.7%
(Cost: $1,068,268,395) ........................... 890,933,269
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 17.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(f)
............ 154,284,676 $ 154,330,961
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 1,405,139 1,405,139
Total Short-Term Securities — 17.4%
(Cost: $155,657,554) ............................. 155,736,100
Total Investments — 117.1%
(Cost: $1,223,925,949 ) ........................... 1,046,669,369
Liabilities in Excess of Other Assets — (17.1)% ........... (152,969,562)
Net Assets — 100.0% ..............................
$ 893,699,807
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 172,784,783 $ — $ (18,547,826)
(a)
$ 4,096 $ 89,908 $ 154,330,961 154,284,676 $ 2,518,764
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,230,000 175,139
(a)
— — — 1,405,139 1,405,139 18,697 1
$ 4,096 $ 89,908 $ 155,736,100 $ 2,537,461 $ 1
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 29 03/17/23 $ 2,568 $ (6,856)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Micro-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 890,830,205 $ 2,993 $ — $ 890,833,198
Rights ................................................ — 1 100,070 100,071
Short-Term Securities
Money Market Funds ...................................... 155,736,100 — — 155,736,100
$ 1,046,566,305 $ 2,994 $ 100,070 $ 1,046,669,369
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (6,856) $ — $ — $ (6,856)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust